UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 – 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/14

ADVANTAGE FUNDS, INC.

-         Dreyfus International Value Fund

-         Dreyfus Opportunistic Midcap Value Fund

-         Dreyfus Opportunistic Small Cap Fund

-         Dreyfus Opportunistic U.S.  Stock Fund

-         Dreyfus Strategic Value Fund

-         Dreyfus Structured Midcap Fund

-        Dreyfus Technology Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
International
Value Fund

SEMIANNUAL REPORT February 28, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Value Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months produced generally favorable results for international equities. Stocks in the world’s developed markets advanced, on average, as Europe appeared to put its sovereign debt and banking crises behind it, while Japanese equities appreciated more modestly in the wake of previous robust gains as the country endeavored to reflate its long-stagnant domestic economy. In contrast, the emerging markets mostly continued to struggle with local economic slowdowns and depreciating currencies, causing their stock markets to lag global market averages.

Looking forward, we anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging.We also expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by D. Kirk Henry, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus International Value Fund’s Class A shares produced a total return of 12.67%, Class C shares returned 12.21%, and Class I shares returned 12.83%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 15.01% for the same period.2

Developed international stock markets rallied over the reporting period in response to improved economic conditions in Europe and the United States.The fund produced lower returns than its benchmark, mainly due to the fund’s exposure to the emerging markets.

The Fund’s Investment Approach

The fund seeks long-term capital growth.The fund ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies.

The fund’s investment approach is value-oriented and research-driven. In selecting stocks, we attempt to identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection over economic or industry trends, the fund focuses on three key factors: value, or how a stock is valued relative to its intrinsic worth based on traditional value measures; business health, or overall efficiency and profitability as measured by return on assets and return on equity; and business momentum, or the presence of a catalyst (such as corporate restructuring, change in management, or spin-off) that will trigger a price increase near term to midterm.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of our expectations.

Renewed Strength in Developed Markets

After several years of economic weakness and financial crises in Europe, investors began warming to the region’s equity markets as growth picked up in some core

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

countries, such as Germany, and long-awaited signs of recovery emerged in some of the region’s more troubled economies. Investors responded particularly positively to a surprise reduction in short-term interest rates by the European Central Bank. Meanwhile, in the United Kingdom, investor sentiment improved and stocks rallied when fears of economic stagnation failed to materialize.

However, the Japanese stock market pulled back during the reporting period as it digested gains from earlier in 2013 stemming from President Shinzo Abe’s aggressively stimulative monetary and fiscal policies. Although they have no representation in the MSCI EAFE Index, it is worth noting that the world’s emerging markets also generally struggled due to sluggish growth trends, questionable economic policies, and weakening currency values in some developing nations.

Stock Selections Fueled Fund Outperformance

Although the fund participated substantially in the international equity markets’ gains, its relative performance over the reporting period was constrained by its exposure to the emerging markets. Disappointing security selections in Hong Kong weighed on relative results, as footwear manufacturer Yue Yuen Industrial Holdings paused after advancing strongly in previous reporting periods and electronics manufacturer FIH Mobile suffered from profit-taking among investors in the wake of previous gains. Results in Brazil were undermined by oil-and-gas giant Petroleo Brasileiro and financial institution Banco Santander Brasil.

The fund also was hurt by underweighted exposure to the rallying Spanish stock market. From an industry group perspective, results from the financials sector were weakened by overweighted exposure to Japanese banks and lagging results from U.K.-based HSBC Holdings. Disappointments in the consumer discretionary sector included apparel retailers in Japan, where an upcoming value added tax increase was expected to weigh on store traffic.

The fund scored better relative performance in Italy, where aerospace-and-defense contractor Finmeccanica surged higher after a corporate restructuring and oil refiner Saras reported better-than-expected quarterly results. Although Japanese equities generally lagged market averages, the country ranked among the fund’s stronger areas. Successful stock selections in Japan bolstered the information technology sector, where Fujitsu benefited from corporate restructuring,Tokyo Electron’s earnings were supported by a weaker Japanese yen, and specialty chemicals producer Nippon Shokubai posted impressive sales growth. In Germany, investors rewarded industrial conglomerate Siemens for shedding underperforming divisions, drug distributor Celesio was acquired by a former rival, and automaker Daimler benefited from rising car sales globally.

From a market sector standpoint, the fund fared particularly well among materials producers, such as U.K.-based AZ Electronic Materials, which received an acquisition offer. In the utilities sector, French electricity producers GDF Suez and Electricité de France benefited from rebounding demand in their end markets.

Room for Further Gains

Despite richer valuations in some markets, the prospect of continued economic recovery and higher corporate earnings could help drive international stock prices higher. Of course, a number of potential headwinds remain, including the possibility of unexpected geopolitical turmoil. As of the reporting period’s end, we have found ample value-oriented opportunities in France and the emerging markets, but fewer in Australia and the United Kingdom.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2014.
Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The Index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Value Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.75	$12.10	$5.91
Ending value (after expenses)	$1,126.70	$1,122.10	$1,128.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.35	$11.48	$5.61
Ending value (after expenses)	$1,017.50	$1,013.39	$1,019.24

† Expenses are equal to the fund’s annualized expense ratio of 1.47% for Class A, 2.30% for Class C and 1.12%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—96.3%	Shares		Value ($)
Australia—2.7%
Australia & New Zealand Banking Group	34,351		985,188
Metcash	322,466		892,030
QBE Insurance Group	151,902		1,737,742
			3,614,960
Austria—.7%
Erste Group Bank	24,250		860,572
Belgium—.6%
bpost	40,540		858,946
Brazil—1.1%
Banco Santander Brasil, ADS	153,960		763,642
Petroleo Brasileiro, ADR	64,740		725,088
			1,488,730
China—1.9%
Beijing Capital International Airport, Cl. H	982,000		744,040
CNOOC	368,000		603,174
FIH Mobile	1,042,000	[a]	561,244
Guangzhou Automobile Group, Cl. H	692,000		642,016
			2,550,474
Denmark—.7%
Carlsberg, Cl. B	9,400		991,899
France—12.8%
Alstom	37,750		1,018,939
BNP Paribas	14,110		1,158,045
Carrefour	45,051		1,661,554
Cie de St-Gobain	16,947		1,017,550
Danone	15,610		1,102,749
Electricite de France	22,059		877,360
Eutelsat Communications	27,280		889,966
GDF Suez	73,094		1,875,576
Orange	88,760		1,111,093
Sanofi	31,601		3,285,810
Total	45,460		2,951,060
			16,949,702
Germany—8.0%
Aixtron	61,680	[a]	1,036,542
Daimler	18,876		1,759,203

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Deutsche Bank	48,810		2,374,205
Deutsche Telekom	27,060		459,230
E.ON	42,640		813,390
LANXESS	9,680		718,571
Muenchener Rueckversicherungs	4,620		1,011,709
Siemens	17,900		2,390,686
			10,563,536
Hong Kong—3.2%
BOC Hong Kong Holdings	286,000		867,890
COSCO Pacific	662,802		888,228
Esprit Holdings	618,439	[a]	1,161,882
Pacific Basin Shipping	440,000		274,981
Yue Yuen Industrial Holdings	329,500		1,008,385
			4,201,366
India—1.2%
Reliance Industries, GDR	37,974	[b]	980,489
State Bank of India, GDR	10,950		548,047
			1,528,536
Ireland—.6%
CRH	28,332		836,420
Israel—1.2%
Teva Pharmaceutical Industries, ADR	31,210		1,557,067
Italy—3.2%
Assicurazioni Generali	55,100		1,238,929
Finmeccanica	82,586	[a]	812,204
Saras	588,280	[a]	1,039,364
Telecom Italia	1,052,540		1,196,398
			4,286,895
Japan—20.3%
Aisin Seiki	29,400		1,019,770
Ajinomoto	44,000		681,812
Credit Saison	40,300		883,456
East Japan Railway	14,900		1,162,777
Fujitsu	154,000	[a]	959,379
Honda Motor	50,600		1,813,287
INPEX	106,800		1,353,758

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Matsumotokiyoshi Holdings	19,110		613,090
Mitsubishi UFJ Financial Group	494,700		2,853,384
Nippon Express	261,000		1,215,623
Nippon Shokubai	138,000		1,676,015
Nippon Telegraph & Telephone	23,200		1,299,629
Nippon Telegraph & Telephone, ADR	3,300		93,192
Nomura Real Estate Holdings	39,300		804,768
Ricoh	95,800		1,202,089
Shimamura	11,700		1,056,529
Shin-Etsu Chemical	18,120		1,025,203
Sumitomo Electric Industries	64,800		990,752
Sumitomo Mitsui Financial Group	28,700		1,280,318
Sumitomo Mitsui Trust Holdings	188,560		883,788
Taiyo Nippon Sanso	144,000		1,078,196
Tokyo Electron	24,600		1,412,137
Toyota Motor	7,600		436,046
Yamada Denki	311,700		1,032,160
			26,827,158
Netherlands—3.4%
Aegon	89,913		810,294
Heineken	8,930		603,855
ING Groep	62,620	[a]	913,612
Koninklijke Philips	60,538		2,119,097
			4,446,858
Norway—.5%
Norsk Hydro	132,558		655,943
Russia—.4%
Gazprom, ADR	67,700		521,290
Singapore—1.2%
DBS Group Holdings	37,782		492,375
United Overseas Bank	65,000		1,057,824
			1,550,199
South Africa—.2%
Murray & Roberts Holdings	100,393	[a]	233,076
South Korea—2.4%
KB Financial Group, ADR	30,544		1,127,074

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Korea Electric Power	19,930		690,782
Samsung Electronics	513		648,278
Samsung Fire & Marine Insurance	3,148		694,477
			3,160,611
Sweden—2.9%
Electrolux, Ser. B	48,670		1,153,053
Ericsson, Cl. B	172,110		2,230,680
Svenska Cellulosa, Cl. B	14,410		437,583
			3,821,316
Switzerland—6.9%
Credit Suisse Group	50,930	[a]	1,604,049
Novartis	47,016		3,926,464
Roche Holding	7,690		2,373,014
UBS	55,578	[a]	1,192,447
			9,095,974
Taiwan—.5%
Advanced Semiconductor Engineering	715,000		707,967
United Kingdom—19.7%
Anglo American	48,657		1,247,427
ArcelorMittal	54,310		859,464
AZ Electronic Materials	105,395		704,892
Barclays	319,193		1,347,476
BHP Billiton	43,440		1,402,827
BP	291,388		2,461,169
eSure Group	294,360		1,328,410
GlaxoSmithKline	55,802		1,561,892
Home Retail Group	295,785		971,784
HSBC Holdings	319,491		3,368,892
Resolution	113,017		714,991
Royal Dutch Shell, Cl. A	101,078		3,686,458
Serco Group	194,000		1,495,981
Standard Chartered	76,795		1,626,740
Tesco	247,627		1,365,063
Unilever	47,831		1,955,114
			26,098,580
Total Common Stocks
(cost $137,712,137)			127,408,075

Preferred Stocks—.9%	Shares	Value ($)
Germany
Volkswagen
(cost $1,119,180)	4,770	1,244,382

Other Investment—2.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,240,000)	3,240,000 [c]	3,240,000

Total Investments (cost $142,071,317)	99.7%	131,892,457
Cash and Receivables (Net)	.3%	380,301
Net Assets	100.0%	132,272,758

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2014, this security was valued at $980,489 or .7% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	26.1	Materials	7.7
Industrial	11.5	Information Technology	6.6
Energy	10.8	Utilities	3.3
Consumer Discretionary	10.7	Telecommunication Services	3.1
Health Care	9.6	Money Market Investment	2.5
Consumer Staples	7.8		99.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	138,831,317	128,652,457
Affiliated issuers	3,240,000	3,240,000
Cash		253,653
Cash denominated in foreign currencies	343,202	340,523
Dividends receivable		525,275
Receivable for investment securities sold		433,329
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		827
Receivable for shares of Common Stock subscribed		191
Prepaid expenses		21,197
		133,467,452
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		151,313
Payable for investment securities purchased		850,855
Payable for shares of Common Stock redeemed		131,829
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		305
Interest payable—Note 2		268
Accrued expenses		60,124
		1,194,694
Net Assets ($)		132,272,758
Composition of Net Assets ($):
Paid-in capital		229,532,056
Accumulated undistributed investment income—net		292,858
Accumulated net realized gain (loss) on investments		(87,384,614)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(10,167,542)
Net Assets ($)		132,272,758

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	53,601,262	8,203,817	70,467,679
Shares Outstanding	4,185,183	646,598	5,539,933
Net Asset Value Per Share ($)	12.81	12.69	12.72

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $92,378 foreign taxes withheld at source):
Unaffiliated issuers	1,181,758
Affiliated issuers	798
Total Income	1,182,556
Expenses:
Management fee—Note 3(a)	652,533
Shareholder servicing costs—Note 3(c)	129,564
Custodian fees—Note 3(c)	48,142
Professional fees	30,581
Distribution fees—Note 3(b)	30,124
Registration fees	22,242
Prospectus and shareholders’ reports	8,407
Directors’ fees and expenses—Note 3(d)	6,095
Interest expense—Note 2	2,279
Loan commitment fees—Note 2	889
Miscellaneous	14,690
Total Expenses	945,546
Less—reduction in expenses due to undertaking—Note 3(a)	(65,252)
Less—reduction in fees due to earnings credits—Note 3(c)	(43)
Net Expenses	880,251
Investment Income—Net	302,305
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,027,819
Net realized gain (loss) on forward foreign currency exchange contracts	(149,637)
Net Realized Gain (Loss)	4,878,182
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,663,606
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	667
Net Unrealized Appreciation (Depreciation)	10,664,273
Net Realized and Unrealized Gain (Loss) on Investments	15,542,455
Net Increase in Net Assets Resulting from Operations	15,844,760

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment income—net	302,305	2,276,509
Net realized gain (loss) on investments	4,878,182	3,117,463
Net unrealized appreciation
(depreciation) on investments	10,664,273	25,123,949
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,844,760	30,517,921
Dividends to Shareholders from ($):
Investment income—net:
Class A	(877,464)	(1,779,844)
Class C	(70,871)	(98,693)
Class I	(1,320,571)	(1,603,998)
Total Dividends	(2,268,906)	(3,482,535)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,992,963	12,719,514
Class C	341,410	146,329
Class I	8,565,863	3,686,507
Dividends reinvested:
Class A	833,178	1,718,394
Class C	40,444	54,020
Class I	1,184,689	1,424,443
Cost of shares redeemed:
Class A	(30,354,359)	(54,174,851)
Class C	(697,029)	(1,916,922)
Class I	(4,810,259)	(19,133,866)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(16,903,100)	(55,476,432)
Total Increase (Decrease) in Net Assets	(3,327,246)	(28,441,046)
Net Assets ($):
Beginning of Period	135,600,004	164,041,050
End of Period	132,272,758	135,600,004
Undistributed investment income—net	292,858	2,259,459

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	629,172	1,206,880
Shares issued for dividends reinvested	67,464	169,634
Shares redeemed	(2,471,533)	(4,951,509)
Net Increase (Decrease) in Shares Outstanding	(1,774,897)	(3,574,995)
Class Ca
Shares sold	27,556	13,612
Shares issued for dividends reinvested	3,299	5,364
Shares redeemed	(56,380)	(176,471)
Net Increase (Decrease) in Shares Outstanding	(25,525)	(157,495)
Class I
Shares sold	689,573	332,712
Shares issued for dividends reinvested	96,709	141,454
Shares redeemed	(388,073)	(1,796,033)
Net Increase (Decrease) in Shares Outstanding	398,209	(1,321,867)

a During the period ended August 31, 2013, 12,494 Class C shares representing $147,433 were exchanged for
12,389 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.54		9.76	10.69	10.37	11.02	12.30
Investment Operations:
Investment income—net[a]	.02		.15	.17	.20	.15	.15
Net realized and unrealized
gain (loss) on investments	1.44		1.85	(.80)	.26	(.65)	(1.01)
Total from Investment Operations	1.46		2.00	(.63)	.46	(.50)	(.86)
Distributions:
Dividends from
investment income—net	(.19)		(.22)	(.30)	(.14)	(.15)	(.42)
Net asset value, end of period	12.81		11.54	9.76	10.69	10.37	11.02
Total Return (%)[b]	12.67	[c]	20.76	(5.89)	4.32	(4.66)	(5.97)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57	[d]	1.61	1.63	1.54	1.54	1.84
Ratio of net expenses
to average net assets	1.47	[d]	1.51	1.53	1.49	1.54	1.84
Ratio of net investment income
to average net assets	.34	[d]	1.40	1.74	1.70	1.29	1.66
Portfolio Turnover Rate	29.03	[c]	43.35	40.93	60.72	55.35	69.63
Net Assets, end of period
($ x 1,000)	53,601		68,771	93,078	102,606	112,716	159,260

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.41		9.64	10.51	10.19	10.84	11.98
Investment Operations:
Investment income (loss)—net[a]	(.03)		.06	.10	.11	.06	.08
Net realized and unrealized
gain (loss) on investments	1.42		1.83	(.79)	.25	(.65)	(.96)
Total from Investment Operations	1.39		1.89	(.69)	.36	(.59)	(.88)
Distributions:
Dividends from
investment income—net	(.11)		(.12)	(.18)	(.04)	(.06)	(.26)
Net asset value, end of period	12.69		11.41	9.64	10.51	10.19	10.84
Total Return (%)[b]	12.21	[c]	19.82	(6.55)	3.48	(5.49)	(6.71)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40	[d]	2.39	2.38	2.31	2.33	2.63
Ratio of net expenses
to average net assets	2.30	[d]	2.29	2.28	2.26	2.33	2.63
Ratio of net investment income
(loss) to average net assets	(.48)[d]		.60	.99	.91	.56	.87
Portfolio Turnover Rate	29.03	[c]	43.35	40.93	60.72	55.35	69.63
Net Assets, end of period
($ x 1,000)	8,204		7,667	7,998	11,573	14,604	18,607

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.51		9.74	10.67	10.36	11.02	12.31
Investment Operations:
Investment income—net[a]	.04		.19	.23	.28	.22	.19
Net realized and unrealized
gain (loss) on investments	1.43		1.84	(.81)	.22	(.68)	(.98)
Total from Investment Operations	1.47		2.03	(.58)	.50	(.46)	(.79)
Distributions:
Dividends from
investment income—net	(.26)		(.26)	(.35)	(.19)	(.20)	(.50)
Net asset value, end of period	12.72		11.51	9.74	10.67	10.36	11.02
Total Return (%)	12.83	[b]	21.27	(5.41)	4.67	(4.37)	(5.21)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22	[c]	1.21	1.19	1.15	1.22	1.37
Ratio of net expenses
to average net assets	1.12	[c]	1.11	1.09	1.09	1.22	1.36
Ratio of net investment income
to average net assets	.70	[c]	1.76	2.29	2.29	1.93	2.09
Portfolio Turnover Rate	29.03	[b]	43.35	40.93	60.72	55.35	69.63
Net Assets, end of period
($ x 1,000)	70,468		59,161	62,965	91,998	97,429	41,460

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	127,408,075	—	—	127,408,075
Equity Securities—
Foreign
Preferred Stocks†	1,244,382	—	—	1,244,382
Mutual Funds	3,240,000	—	—	3,240,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	827	—	827

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(305)	—	(305)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	8/31/2013 ($)	Purchases ($)	Sales ($)	2/28/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,870,000	24,455,000	23,085,000	3,240,000	2.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $90,459,306 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, $24,770,979 of the carryover expires in fiscal year 2017 and $41,505,181 expires in fiscal year 2018.The fund has $24,183,146 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $3,482,535. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2014 was approximately $413,300 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets from September 1, 2013 through September 30, 2014.The reduction in expenses, pursuant to the undertaking, amounted to $65,252 during the period ended February 28, 2014.

During the period ended February 28, 2014, the Distributor retained $1,066 from commissions earned on sales of the fund’s Class A shares and $1,273 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $30,124 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $73,011 and $10,041, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $6,265 for transfer agency services and $483 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $43.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $48,142 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $25 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $99,291, Distribution Plan fees $4,604, Shareholder Services Plan fees $11,997, custodian fees $40,171, Chief Compliance Officer fees $1,523 and transfer agency fees $3,976, which are offset against an expense reimbursement currently in effect in the amount of $10,249.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2014 amounted to $37,390,902 and $56,997,728, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund during the period ended February 28, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at February 28, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
3/3/2014[a]	21,399	35,661	35,833	172
Japanese Yen,
Expiring
3/3/2014[a]	13,956,694	136,859	137,140	281
Sales:		Proceeds ($)
Euro,
Expiring
3/3/2014[a]	25,439	34,808	35,113	(305)

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Norwegian Krone,
Expiring
3/4/2014[b]	1,117,918	186,556	186,258	298
Singapore Dollar,
Expiring
3/4/2014[c]	147,375	116,334	116,258	76
Gross Unrealized
Appreciation				827
Gross Unrealized
Depreciation				(305)

Counterparties:
a	Goldman Sachs International
b	Barclays Bank
c	UBS

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At February 28, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	827	(305)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	827	(305)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and liabilities
subject to MNA or similar agreements	827	(305)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of February 28, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Barclays Bank	298	—	—	—	298
Goldman Sachs
International	453	(305)	—	—	148
UBS	76	—	—	—	76
Total	827	(305)	—	—	522

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Goldman Sachs
International	(305)	(305)	—	—	—
Total	(305)	(305)	—	—	—

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2014:

Average Market Value ($)
Forward contracts	514,791

At February 28, 2014, accumulated net unrealized depreciation on investments was $10,178,860, consisting of $9,297,563 gross unrealized appreciation and $19,476,423 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on September 24, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended July 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one- and five-year periods when the fund’s performance was at or above the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted the improvement in the fund’s performance results in the most recent one-year period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has agreed to waive receipt of a portion of the fund’s management fee in the amount of .10% of the value of the fund’s average daily net assets until March 31, 2014.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the fund’s improved performance, agreed to con- tinue to closely monitor performance and determined to approve renewal of the Agreement only through March 31, 2014.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through March 31, 2014 was in the best interests of the fund and its shareholders.

Dreyfus
Opportunistic
Midcap Value Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic
Midcap Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Midcap Value Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Opportunistic Midcap Value Fund’s Class A shares produced a total return of 20.91%, Class C shares returned 20.43%, Class I shares returned 21.03%, and Class Y shares returned 21.11%.1 In comparison, the fund’s benchmark, the Russell Midcap® Value Index (the “Index”), produced a 17.19% total return for the same period.2

Stocks rallied strongly over the reporting period as the U.S. economic recovery gained momentum. The fund participated more than fully in the market’s gains, scoring notably strong results in the financials, utilities, industrials, and information technology sectors.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index by investing in midcap companies, which we consider as having market capitalizations between $1 billion and $25 billion at the time of purchase. We identify potential investments through extensive fundamental research conducted by the team’s dedicated sector specialists.

The portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: relative value, business health, and business momentum.

The portfolio managers use an opportunistic value style in an attempt to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace.To do this, the portfolio managers use mid-cycle estimates, growth prospects, the identification of a revaluation catalyst and competitive advantages as some of the factors in the valuation assessment.

Recovering Economy Fueled Market’s Gains

Stocks in all capitalization ranges climbed sharply over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

markets, and low short-term interest rates. The reporting period began in the immediate wake of bouts of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back away from its quantitative easing program. Investors were relieved and markets rallied when the Fed refrained from starting the tapering process in September and October. Stocks continued to advance over the final months of 2013 amid new releases of encouraging economic data.The market gave back some of its gains in January 2014 when concerns surfaced regarding economic slowdowns in the emerging markets, but stocks rebounded in February when those worries proved to be overblown.

Financial companies that were in a position to grow loan volume, benefit from higher levels of equity trading activity, or were geographically well positioned were the sector performance leaders. New drug development and sales lifted a broad number of companies in the health care sector.Technology stocks were supported by continued strength in the cloud computing segment as well as hints of an emerging recovery in telecommunication equipment spending. Pockets of strength also appeared in the consumer discretionary sector.

From a market capitalization perspective, midcap stocks outperformed large-cap stocks but mildly trailed small-cap stocks.

Fund Participated More Than Fully in Market Gains

Our stock selection process proved successful across a number of economic sectors over the reporting period. In the financials sector, online brokers E*TRADE Financial and TD Ameritrade Holding benefited from higher equity trading volumes. Increased mergers-and-acquisitions activity boosted financial results for investment manager The Blackstone Group. Insurer Hartford Financial Services Group gained value on the strength of its business franchise and asset management services. Among industrial companies, railcar maker Trinity Industries encountered hints of robust demand for oil tank cars with improved safety features. Likewise, tank barge operator Kirby saw transportation volumes rise during the domestic energy boom. Heating, ventilation and air conditioning equipment maker Ingersoll-Rand and control technologies producer Parker Hannifin advanced after refurbishing manufacturing plants and expanding capacity amid rising demand for their energy efficient product lines.

Underweighted exposure to the utilities sector helped cushion the brunt of relative weakness in the traditionally defensive market segment, where we regarded many

4

companies as overvalued and fundamentally challenged. In the information technology sector, software developer Autodesk saw rising order volumes in a recovering non-residential construction market. Financial software maker Intuit recovered from earlier weakness as tax laws changed and prospects improved for the formation of small businesses, a key market for the company. Juniper Networks gained value in anticipation of the release of pent-up demand for next-generation communications networking equipment.

Disappointments during the reporting period were largely confined to consumer-oriented market sectors. In the consumer staples sector, beauty products seller Avon Products gave back some of its previous gains as a new management team sought more effective turnaround strategies. Among consumer discretionary companies, a small number of specialty retailers lagged sector averages.

Finding Value Opportunities in Growing Industry Groups

While we remain constructive on the outlook for midcap equities, we are finding the marketplace more selective. From our perspective, the best opportunities exist in the financials, health care, financials, industrials, and information technology sectors. Conversely, we have identified fewer stocks meeting our criteria among utilities, consumer staples companies, and real estate investment trusts. We also anticipate future returns from the asset class will be closer to long term historical returns with a higher level of market volatility.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Russell Midcap® Value Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic MidcapValue Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$10.60	$5.15	$4.82
Ending value (after expenses)	$1,209.10	$1,204.30	$1,210.30	$1,211.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.66	$9.69	$4.71	$4.41
Ending value (after expenses)	$1,019.19	$1,015.17	$1,020.13	$1,020.43

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.94% for Class C, .94% for
Class I and .88% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—97.2%	Shares		Value ($)
Automobiles & Components—3.9%
BorgWarner	365,050		22,432,322
Delphi Automotive	132,892		8,846,620
Lear	383,150		31,111,780
TRW Automotive Holdings	504,578	[a]	41,536,861
			103,927,583
Banks—5.8%
Comerica	1,273,510		61,357,712
Fifth Third Bancorp	1,782,250		38,665,914
SunTrust Banks	1,385,530		52,206,770
			152,230,396
Capital Goods—11.7%
Graco	250,400		19,538,712
IDEX	285,850		21,458,759
Ingersoll-Rand	525,700		32,141,298
MSC Industrial Direct, Cl. A	328,090		28,324,010
PACCAR	407,290		26,815,974
Parker Hannifin	598,110		72,102,160
Regal-Beloit	659,308		48,584,407
Trinity Industries	656,900		47,171,989
URS	248,890		11,573,385
			307,710,694
Commercial & Professional Services—1.4%
Equifax	546,060		38,256,964
Consumer Durables & Apparel—2.2%
Newell Rubbermaid	1,053,660		33,833,023
PVH	94,280		11,919,820
Toll Brothers	290,380	[a]	11,327,724
			57,080,567
Diversified Financials—14.6%
Blackstone Group	451,290		15,050,521
CME Group	469,130		34,631,177
Discover Financial Services	482,710		27,697,900
E*TRADE Financial	3,599,960	[a]	80,891,101
ING US	1,563,524		56,083,606
Invesco	2,080,930		71,375,899

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
TD Ameritrade Holding	2,958,100		98,889,283
			384,619,487
Energy—5.6%
Antero Resources	615,078		37,113,807
HollyFrontier	267,760		12,201,823
Range Resources	435,950		37,513,497
Tesoro	487,990		24,892,370
Weatherford International	2,164,260	[a]	36,078,214
			147,799,711
Exchange-Traded Funds—.5%
Standard & Poor’s Depository Receipts
S&P MidCap 400 ETF Trust	52,490		13,142,971
Food, Beverage & Tobacco—.3%
Monster Beverage	101,690	[a]	7,525,060
Health Care Equipment & Services—5.3%
Cigna	492,620		39,207,626
MEDNAX	1,107,220	[a]	67,341,120
Varian Medical Systems	397,480	[a]	33,320,748
			139,869,494
Household & Personal Products—2.0%
Avon Products	3,464,940		53,602,622
Insurance—3.5%
Fidelity National Financial, Cl. A	598,110		19,773,517
Hartford Financial Services Group	1,371,200		48,252,528
Principal Financial Group	525,700		23,840,495
			91,866,540
Materials—5.8%
New Gold	2,295,890	[a]	14,027,888
Newmont Mining	284,138		6,609,050
Sherwin-Williams	218,730		43,850,990
Valspar	632,190		47,256,202
Yamana Gold	4,016,863		40,329,305
			152,073,435
Media—1.0%
Omnicom Group	346,950		26,257,176

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences—10.6%
Agilent Technologies	1,433,790		81,625,665
Allergan	479,690		60,920,630
Covance	543,810	[a]	56,316,964
Cubist Pharmaceuticals	689,370	[a]	54,818,702
Salix Pharmaceuticals	244,200	[a]	26,354,064
			280,036,025
Real Estate—1.2%
Realogy Holdings	682,580	[a]	32,395,247
Retailing—2.2%
Staples	3,119,510		42,394,141
Williams-Sonoma	254,930		14,847,123
			57,241,264
Semiconductors & Semiconductor
Equipment—2.6%
Applied Materials	1,390,810		26,369,758
Xilinx	823,470		42,985,134
			69,354,892
Software & Services—1.5%
Autodesk	118,500	[a]	6,216,510
DST Systems	97,300		9,144,254
Intuit	297,920		23,282,448
			38,643,212
Technology Hardware &
Equipment—11.9%
Arrow Electronics	500,810	[a]	28,360,870
Avnet	2,193,313		95,474,915
FLIR Systems	205,150		7,003,821
JDS Uniphase	3,930,303	[a]	54,159,575
Juniper Networks	2,360,750	[a]	63,126,455
Seagate Technology	977,490		51,015,203
Western Digital	186,290		16,205,367
			315,346,206
Transportation—2.4%
Kirby	612,441	[a]	64,067,453

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—1.2%
Great Plains Energy	1,203,003	31,602,889
Total Common Stocks
(cost $1,967,139,850)		2,564,649,888

Other Investment—1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $32,406,556)	32,406,556 [b]	32,406,556

Total Investments (cost $1,999,546,406)	98.4%	2,597,056,444
Cash and Receivables (Net)	1.6%	41,906,834
Net Assets	100.0%	2,638,963,278

ETF—Exchange Traded Funds
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	14.6	Transportation	2.4
Technology Hardware & Equipment	11.9	Retailing	2.2
Capital Goods	11.7	Consumer Durables & Apparel	2.2
Pharmaceuticals,		Household & Personal Products	2.0
Biotech & Life Sciences	10.6	Software & Services	1.5
Materials	5.8	Commercial & Professional Services	1.4
Banks	5.8	Money Market Investment	1.2
Energy	5.6	Real Estate	1.2
Health Care Equipment & Services	5.3	Utilities	1.2
Automobiles & Components	3.9	Media	1.0
Insurance	3.5	Exchange-Traded Funds	.5
Semiconductors &		Food, Beverage & Tobacco	.3
Semiconductor Equipment	2.6		98.4

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,967,139,850	2,564,649,888
Affiliated issuers	32,406,556	32,406,556
Cash		19,362,156
Receivable for investment securities sold		77,100,366
Receivable for shares of Common Stock subscribed		8,678,446
Dividends receivable		2,786,770
Prepaid expenses		121,638
		2,705,105,820
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,809,199
Payable for investment securities purchased		51,743,012
Payable for shares of Common Stock redeemed		11,911,193
Accrued expenses		679,138
		66,142,542
Net Assets ($)		2,638,963,278
Composition of Net Assets ($):
Paid-in capital		1,932,596,104
Accumulated undistributed investment income—net		3,992,842
Accumulated net realized gain (loss) on investments		104,864,294
Accumulated net unrealized appreciation
(depreciation) on investments		597,510,038
Net Assets ($)		2,638,963,278

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,363,624,017	86,037,248	1,189,045,581	256,432
Shares Outstanding	32,734,755	2,190,665	28,695,831	6,187.30
Net Asset Value Per Share ($)	41.66	39.27	41.44	41.44

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	15,974,106
Affiliated issuers	7,807
Income from securities lending—Note 1(b)	8,525
Interest	4,723
Total Income	15,995,161
Expenses:
Management fee—Note 3(a)	8,427,784
Shareholder servicing costs—Note 3(c)	2,907,603
Distribution fees—Note 3(b)	240,317
Prospectus and shareholders’ reports	95,981
Registration fees	88,569
Directors’ fees and expenses—Note 3(d)	80,119
Professional fees	62,268
Custodian fees—Note 3(c)	53,116
Loan commitment fees—Note 2	16,842
Interest expense—Note 2	5,569
Miscellaneous	21,228
Total Expenses	11,999,396
Less—reduction in fees due to earnings credits—Note 3(c)	(335)
Net Expenses	11,999,061
Investment Income—Net	3,996,100
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	175,795,133
Net unrealized appreciation (depreciation) on investments	243,914,709
Net Realized and Unrealized Gain (Loss) on Investments	419,709,842
Net Increase in Net Assets Resulting from Operations	423,705,942

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Operations ($):
Investment income—net	3,996,100	1,819,759
Net realized gain (loss) on investments	175,795,133	208,288,105
Net unrealized appreciation
(depreciation) on investments	243,914,709	177,407,747
Net Increase (Decrease) in Net Assets
Resulting from Operations	423,705,942	387,515,611
Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(2,250,632)
Class I	(1,802,406)	(712,158)
Class Y	(3)	—
Net realized gain on investments:
Class A	(118,254,358)	—
Class C	(6,774,705)	—
Class I	(100,906,266)	—
Class Y	(113)	—
Total Dividends	(227,737,851)	(2,962,790)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	301,186,427	586,026,538
Class C	33,756,537	23,028,774
Class I	217,605,684	709,035,073
Class Y	236,753	1,000
Dividends reinvested:
Class A	108,498,885	2,144,543
Class C	5,275,653	—
Class I	96,941,746	643,459
Cost of shares redeemed:
Class A	(230,734,298)	(775,639,557)
Class C	(4,514,608)	(5,648,963)
Class I	(68,142,611)	(98,634,591)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	460,110,168	440,956,276
Total Increase (Decrease) in Net Assets	656,078,259	825,509,097
Net Assets ($):
Beginning of Period	1,982,885,019	1,157,375,922
End of Period	2,638,963,278	1,982,885,019
Undistributed investment income—net	3,992,842	1,799,151

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	7,471,676	17,059,067
Shares issued for dividends reinvested	2,823,286	67,523
Shares redeemed	(5,765,196)	(22,163,606)
Net Increase (Decrease) in Shares Outstanding	4,529,766	(5,037,016)
Class Cb
Shares sold	881,758	659,569
Shares issued for dividends reinvested	145,334	—
Shares redeemed	(118,367)	(176,151)
Net Increase (Decrease) in Shares Outstanding	908,725	483,418
Class I
Shares sold	5,383,815	19,936,580
Shares issued for dividends reinvested	2,537,742	20,369
Shares redeemed	(1,702,701)	(2,763,470)
Net Increase (Decrease) in Shares Outstanding	6,218,856	17,193,479
Class Y
Shares sold	6,160.62	26.68

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 11,964 Class C shares representing $429,516 were exchanged for
11,414 Class A shares.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014					Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	38.27		29.47	31.19	26.65	24.03	25.95
Investment Operations:
Investment income (loss)—net[a]	.06		.03	.07	.22	(.01)	.09
Net realized and unrealized
gain (loss) on investments	7.58		8.83	3.34	4.32	2.70 [b]	(1.98)
Total from
Investment Operations	7.64		8.86	3.41	4.54	2.69	(1.89)
Distributions:
Dividends from
investment income—net	—		(.06)	(.23)	—	(.07)	(.03)
Dividends from net realized
gain on investments	(4.25)		—	(4.90)	—	—	—
Total Distributions	(4.25)		(.06)	(5.13)	—	(.07)	(.03)
Net asset value,
end of period	41.66		38.27	29.47	31.19	26.65	24.03
Total Return (%)[c]	20.91	[d]	30.11	13.44	17.03	11.20	(7.22)
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.13	[e]	1.18	1.22	1.17	1.18	1.23
Ratio of net expenses
to average net assets	1.13	[e]	1.18	1.22	1.17	1.18	1.22
Ratio of net investment
income (loss) to
average net assets	.29	[e]	.08	.25	.64	(.02)	.48
Portfolio Turnover Rate	42.51	[d]	91.31	71.25	114.02	122.17	170.88
Net Assets, end of period
($ x 1,000)	1,363,624		1,079,346	979,628	1,057,495	1,068,338	947,716

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amounting to $.02 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	36.44		28.22	30.24	26.05	23.72	25.89
Investment Operations:
Investment (loss)—net[a]	(.09)		(.24)	(.16)	(.16)	(.23)	(.10)
Net realized and unrealized
gain (loss) on investments	7.17		8.46	3.20	4.35	2.67 [b]	(1.99)
Total from Investment Operations	7.08		8.22	3.04	4.19	2.44	(2.09)
Distributions:
Dividends from
investment income—net	—		—	(.16)	—	(.11)	(.08)
Dividends from net realized
gain on investments	(4.25)		—	(4.90)	—	—	—
Total Distributions	(4.25)		—	(5.06)	—	(.11)	(.08)
Net asset value, end of period	39.27		36.44	28.22	30.24	26.05	23.72
Total Return (%)[c]	20.43	[d]	29.13	12.48	16.09	10.29	(7.98)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.94	[e]	1.97	2.03	2.00	2.02	1.88
Ratio of net expenses
to average net assets	1.94	[e]	1.97	2.03	2.00	2.02	1.88
Ratio of net investment (loss)
to average net assets	(.50)[e]		(.72)	(.56)	(.48)	(.83)	(.48)
Portfolio Turnover Rate	42.51	[d]	91.31	71.25	114.02	122.17	170.88
Net Assets, end of period
($ x 1,000)	86,037		46,708	22,538	22,343	5,218	1,398

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amounting to $.02 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	38.12		29.38	31.21	26.61	23.98	25.95
Investment Operations:
Investment income—net[a]	.10		.10	.14	.18	.10	.15
Net realized and unrealized
gain (loss) on investments	7.55		8.77	3.32	4.42	2.69 [b]	(2.02)
Total from Investment Operations	7.65		8.87	3.46	4.60	2.79	(1.87)
Distributions:
Dividends from
investment income—net	(.08)		(.13)	(.39)	—	(.16)	(.10)
Dividends from net realized
gain on investments	(4.25)		—	(4.90)	—	—	—
Total Distributions	(4.33)		(.13)	(5.29)	—	(.16)	(.10)
Net asset value, end of period	41.44		38.12	29.38	31.21	26.61	23.98
Total Return (%)	21.03	[c]	30.26	13.71	17.29	11.64	(7.05)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	[d]	.97	1.00	.96	.84	.84
Ratio of net expenses
to average net assets	.94	[d]	.97	1.00	.96	.84	.83
Ratio of net investment income
to average net assets	.49	[d]	.27	.48	.53	.38	.69
Portfolio Turnover Rate	42.51	[c]	91.31	71.25	114.02	122.17	170.88
Net Assets, end of period
($ x 1,000)	1,189,046		856,830	155,210	80,041	16,691	10,775

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amounting to $.02 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2014	Period Ended
Class Y Shares	(Unaudited)	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	38.12	37.48
Investment Operations:
Investment income—net[b]	.22	.02
Net realized and unrealized
gain (loss) on investments	7.46	.62
Total from Investment Operations	7.68	.64
Distributions:
Dividends from investment income—net	(.11)	—
Dividends from net realized
gain on investments	(4.25)	—
Total Distributions	(4.36)	—
Net asset value, end of period	41.44	38.12
Total Return (%)[c]	21.11	1.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.88	.80
Ratio of net expenses to average net assets[d]	.88	.80
Ratio of net investment income
to average net assets[d]	1.20	.33
Portfolio Turnover Rate	42.51 [c]	91.31
Net Assets, end of period ($ x 1,000)	256	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective seeks to surpass the performance of the Russell Midcap® Value Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (125 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic secu-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,497,149,724	—	—	2,497,149,724

22

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Equity Securities—
Foreign
Common Stocks†	54,357,193	—	—	54,357,193
Exchange-Traded
Funds	13,142,971	—	—	13,142,971
Mutual Funds	32,406,556	—	—	32,406,556

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014, The Bank of New York Mellon earned $1,830 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	8/31/2013 ($)	Purchases ($)	Sales($)	2/28/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	5,483,034	353,090,964	326,167,442	32,406,556	1.2
Dreyfus
Institutional
Cash
Advantage
Fund	21,355,497	104,197,682	125,553,179	—	—
Total	26,838,531	457,288,646	451,720,621	32,406,556	1.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

24

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $2,962,790. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2014 was approximately $1,005,500 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2014, the Distributor retained $3,296 from commissions earned on sales of the fund’s Class A shares and $9,217 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $240,317 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $1,478,420 and $80,105, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

26

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $53,714 for transfer agency services and $3,701 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $334.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $53,116 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $189 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,436,417, Distribution Plan fees $45,627, Shareholder Services Plan fees $264,837, custodian fees $33,195, Chief Compliance Officer fees $1,523 and transfer agency fees $27,600.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $1,113,848,707 and $955,817,895, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $597,510,038, consisting of $610,589,465 gross unrealized appreciation and $13,079,427 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

Dreyfus
Opportunistic
Small Cap Fund

SEMIANNUAL REPORT February 28, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic
Small Cap Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Small Cap Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging.As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Opportunistic Small Cap Fund produced a total return of 17.73%.1 In comparison, the fund’s benchmark, the Russell 2000® Index (the “Index”), produced a total return of 17.75%. The Russell 2000® Value Index returned 16.23% for the same reporting period.2

Small-cap stocks rallied strongly over the reporting period when the U.S. economic recovery gained momentum.The fund produced returns that were roughly in line with its benchmark, as strong results in the health care, information technology, and industrials sectors were balanced by shortfalls in the industrials sector.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund normally invests at least 80% of its assets in the stocks of small-cap companies.The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s team of portfolio managers uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment.A company’s stated and hidden liabilities and assets are included in the portfolio manager’s economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

Stocks climbed over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.

The reporting period began in the immediate wake of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back away from its quantitative easing program. Investors were relieved and markets rallied when the Fed refrained from starting the tapering process in September and October. Stocks continued to advance over the final months of 2013 amid new releases of encouraging economic data.The market gave back some of its previous gains in January 2014 when concerns surfaced regarding economic slowdowns in the emerging markets, but stocks rebounded in February when those worries proved to be overblown.

Financial companies that were in a position to grow loan volume, benefit from higher levels of equity trading activity, or were geographically well positioned were the sector performance leaders. New drug development and sales lifted a number of companies in the health care sector. Technology stocks were supported by continued strength in the cloud computing segment as well as hints of an emerging recovery in telecommunications equipment spending. Pockets of strength also appeared in the consumer discretionary sector.

From a market capitalization perspective, small-cap stocks generally outperformed midcap and large-cap stocks.

Fund Participated Fully in Market Gains

Our stock selection process proved particularly successful in the health care sector, as biopharmaceutical developer Emergent BioSolutions enhanced profitability, in part through tactical acquisitions that were well received by investors. Oncology specialist Ariad Pharmaceuticals gained value as its leukemia drug returned to the U.S. marketplace. Gastrointestinal drugmaker Salix Pharmaceuticals made an accretive acquisition that expanded its product line and sales force.

In the information technology sector, surging order volumes for communications networking equipment maker Ciena fueled higher earnings, cash flows, and profit margins. Small-cap software developer DealerTrack Technologies benefited from

4

market share gains in an environment of rising automobile sales. Semiconductor manufacturer CoreLogic rebounded from earlier profit taking, and Lattice Semiconductor saw increased orders for its wireless communications microchips. Among consumer discretionary stocks, Apollo Education Group rallied from a low valuation as business conditions stabilized. Office supplies retailers Office Max and Office Depot merged, boosting the prices of both stocks.

Disappointments during the reporting period were most prevalent in the industrials sector, where several trucking companies sat out the market rally, particularly over the reporting period’s second half. In addition, Brady, a supplier of identification systems fell short of our original expectations, prompting its elimination from the fund’s portfolio.

Finding Value Opportunities in Growing Industry Groups

While we remain constructive on the outlook for small-cap equities, we are finding the marketplace more selective. From our perspective, the best opportunities exist in the information technology, financials, and industrials sectors. Conversely, we have identified fewer stocks meeting our criteria among utilities, consumer staples companies, and real estate investment trusts.We also anticipate future returns from the asset class will be closer to long term historical averages with a higher level of market volatility.

March 17, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000® Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000® Index.The Russell 3000® Index is composed of the 3,000 largest U.S. companies based on total market capitalization.The Russell 2000® Value Index is an unmanaged index, which measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Small Cap Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

Expenses paid per $1,000†	$5.94
Ending value (after expenses)	$1,177.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

Expenses paid per $1,000†	$5.51
Ending value (after expenses)	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—98.7%	Shares		Value ($)
Automobiles & Components—1.2%
Dana Holding	600,510		13,019,057
Banks—14.6%
Columbia Banking System	441,620		11,579,276
CVB Financial	794,700		12,373,479
EverBank Financial	730,165		13,084,557
First Financial Holdings	354,822		21,729,299
IBERIABANK	8,450		553,475
Ladder Capital, Cl. A	628,680		10,687,560
Radian Group	1,104,750		17,178,862
Sandy Spring Bancorp	246,800		5,856,564
SVB Financial Group	341,730	[a]	43,027,224
UMB Financial	463,530		28,896,460
WesBanco	7,010		208,968
			165,175,724
Capital Goods—9.8%
Altra Holdings	103,350		3,658,590
Graco	46,770		3,649,463
Greenbrier Cos	138,700	[a]	5,835,109
L.B. Foster, Cl. A	95,920		4,459,321
Rush Enterprises, Cl. A	314,553	[a]	8,996,216
Thermon Group Holdings	785,440	[a]	19,078,338
Trinity Industries	61,700		4,430,677
URS	225,090		10,466,685
Watts Water Technologies, Cl. A	454,866		28,028,843
WESCO International	150,880	[a]	13,007,365
Woodward	201,700		8,792,103
			110,402,710
Commercial & Professional Services—6.1%
Herman Miller	847,563		23,884,325
Knoll	382,350		5,953,190
Steelcase, Cl. A	1,872,970		27,851,064
TrueBlue	411,090	[a]	11,707,843
			69,396,422
Consumer Durables & Apparel—.4%
Brookfield Residential Properties	196,885	[a,b]	4,380,691
Consumer Services—1.3%
Apollo Education Group	443,160	[a]	14,770,523

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—5.7%
E*TRADE Financial	391,280	[a]	8,792,062
FXCM, Cl. A	445,720		7,510,382
Greenhill & Co.	392,540	[b]	20,910,606
Nelnet, Cl. A	282,576		11,336,949
Portfolio Recovery Associates	302,029	[a]	16,379,033
			64,929,032
Energy—3.2%
Magnum Hunter Resources	958,040	[a,b]	8,037,956
PDC Energy	110,490	[a]	6,864,744
Synergy Resources	544,610	[a]	5,767,420
Western Refining	417,870	[b]	15,231,361
			35,901,481
Exchange-Traded Funds—.2%
iShares Russell 2000 ETF	20,740	[b]	2,437,365
Health Care Equipment & Services—1.9%
Hanger	596,131	[a]	21,132,844
Insurance—.6%
Stewart Information Services	178,510		6,601,300
Materials—7.7%
Allied Nevada Gold	3,362,100	[a,b]	17,583,783
AuRico Gold	900,170		4,428,836
Chemtura	1,199,880	[a]	29,697,030
IAMGOLD	2,832,040	[a]	10,506,868
New Gold	625,976	[a]	3,824,713
OMNOVA Solutions	1,472,010	[a]	14,028,255
Royal Gold	109,060		7,493,513
			87,562,998
Media—1.2%
New York Times, Cl. A	820,190		13,467,520
Pharmaceuticals, Biotech &
Life Sciences—8.4%
Cubist Pharmaceuticals	93,360	[a]	7,423,987
Emergent BioSolutions	1,322,406	[a]	32,716,324
Questcor Pharmaceuticals	527,300	[b]	32,033,475
Salix Pharmaceuticals	215,350	[a]	23,240,572
			95,414,358

8

Common Stocks (continued)	Shares		Value ($)
Real Estate—1.1%
American Residential Properties	690,630 [a,b,c]		12,569,466
Retailing—3.4%
Office Depot	6,842,749	[a]	33,734,753
Williams-Sonoma	86,290		5,025,530
			38,760,283
Semiconductors & Semiconductor
Equipment—5.4%
Applied Micro Circuits	2,390,320	[a]	27,393,067
Lattice Semiconductor	2,721,100	[a]	20,598,727
Microsemi	564,190	[a]	13,010,221
			61,002,015
Software & Services—8.9%
Cardtronics	264,000	[a]	10,697,280
CoreLogic	382,890	[a]	12,482,214
CSG Systems International	754,435		21,124,180
DealerTrack Technologies	401,654	[a]	21,717,432
Heartland Payment Systems	428,720	[b]	17,337,437
WEX	175,650	[a]	17,006,433
			100,364,976
Technology Hardware &
Equipment—13.8%
Arrow Electronics	419,830	[a]	23,774,973
Belden	172,430		12,437,376
Ciena	1,421,410	[a]	34,924,044
Jabil Circuit	1,057,800		19,579,878
JDS Uniphase	2,082,060	[a]	28,690,787
Plexus	144,590	[a]	5,949,879
ScanSource	409,270	[a]	16,067,940
Tech Data	246,410	[a]	14,193,216
			155,618,093
Transportation—3.8%
Con-way	308,980		11,784,497
Landstar System	536,227		30,945,660
			42,730,157
Total Common Stocks
(cost $854,991,395)	1,115,637,015

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,791,983)	11,791,983 [d]	11,791,983

Investment of Cash Collateral
for Securities Loaned—9.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $108,281,619)	108,281,619 [d]	108,281,619

Total Investments (cost $975,064,997)	109.3%	1,235,710,617
Liabilities, Less Cash and Receivables	(9.3%)	(104,731,321)
Net Assets	100.0%	1,130,979,296

ETF—Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan.At February 28, 2014, the value of the fund’s securities on loan was
$101,411,216 and the value of the collateral held by the fund was $108,281,619.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	14.6	Transportation	3.8
Technology Hardware & Equipment	13.8	Retailing	3.4
Money Market Investments	10.6	Energy	3.2
Capital Goods	9.8	Health Care Equipment & Services	1.9
Software & Services	8.9	Consumer Services	1.3
Pharmaceuticals,		Automobiles & Components	1.2
Biotech & Life Sciences	8.4	Media	1.2
Materials	7.7	Real Estate	1.1
Commercial & Professional Services	6.1	Insurance	.6
Diversified Financials	5.7	Consumer Durables & Apparel	.4
Semiconductors &		Exchange-Traded Funds	.2
Semiconductor Equipment	5.4		109.3

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $101,411,216)—Note 1(b):
Unaffiliated issuers	854,991,395	1,115,637,015
Affiliated issuers	120,073,602	120,073,602
Cash		280,282
Receivable for investment securities sold		16,018,033
Receivable for shares of Common Stock subscribed		2,943,298
Dividends and securities lending income receivable		461,380
Prepaid expenses		47,072
		1,255,460,682
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		896,674
Liability for securities on loan—Note 1(b)		108,281,619
Payable for investment securities purchased		14,586,885
Payable for shares of Common Stock redeemed		534,567
Interest payable—Note 2		63
Accrued expenses		181,578
		124,481,386
Net Assets ($)		1,130,979,296
Composition of Net Assets ($):
Paid-in capital		845,789,412
Accumulated Investment (loss)—net		(1,895,291)
Accumulated net realized gain (loss) on investments		26,439,555
Accumulated net unrealized appreciation
(depreciation) on investments		260,645,620
Net Assets ($)		1,130,979,296
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		31,309,821
Net Asset Value, offering and redemption price per share ($)		36.12

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,352,894
Affiliated issuers	5,814
Income from securities lending—Note 1(b)	299,914
Total Income	3,658,622
Expenses:
Management fee—Note 3(a)	3,770,312
Shareholder servicing costs—Note 3(b)	1,559,771
Custodian fees—Note 3(b)	44,697
Professional fees	43,942
Directors’ fees and expenses—Note 3(c)	41,750
Registration fees	38,200
Prospectus and shareholders’ reports	36,370
Loan commitment fees—Note 2	6,259
Interest expense—Note 2	102
Miscellaneous	12,852
Total Expenses	5,554,255
Less—reduction in fees due to earnings credits—Note 3(b)	(342)
Net Expenses	5,553,913
Investment (Loss)—Net	(1,895,291)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	80,844,331
Net unrealized appreciation (depreciation) on investments	80,824,126
Net Realized and Unrealized Gain (Loss) on Investments	161,668,457
Net Increase in Net Assets Resulting from Operations	159,773,166

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment (loss)—net	(1,895,291)	(2,103,854)
Net realized gain (loss) on investments	80,844,331	119,609,338
Net unrealized appreciation
(depreciation) on investments	80,824,126	85,560,914
Net Increase (Decrease) in Net Assets
Resulting from Operations	159,773,166	203,066,398
Dividends to Shareholders from ($):
Net realized gain on investments	(117,652,217)	—
Capital Stock Transactions ($):
Net proceeds from shares sold	247,647,224	267,552,568
Dividends reinvested	97,841,529	—
Cost of shares redeemed	(107,315,780)	(215,270,862)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	238,172,973	52,281,706
Total Increase (Decrease) in Net Assets	280,293,922	255,348,104
Net Assets ($):
Beginning of Period	850,685,374	595,337,270
End of Period	1,130,979,296	850,685,374
Accumulated investment (loss)—net	(1,895,291)	—
Capital Share Transactions (Shares):
Shares sold	6,866,504	8,939,680
Shares issued for dividends reinvested	2,911,950	—
Shares redeemed	(2,983,544)	(7,304,234)
Net Increase (Decrease) in Shares Outstanding	6,794,910	1,635,446

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	34.70		26.02	24.90	22.49	20.65	20.20
Investment Operations:
Investment (loss)—net[a]	(.07)		(.09)	(.13)	(.07)	(.04)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	5.89		8.77	4.27	2.97	1.88	.73
Total from Investment Operations	5.82		8.68	4.14	2.90	1.84	.73
Distributions:
Dividends from
investment income—net	—		—	—	(.00)[b]	—	(.16)
Dividends from net realized
gain on investments	(4.40)		—	(3.02)	(.49)	—	(.12)
Total Distributions	(4.40)		—	(3.02)	(.49)	—	(.28)
Net asset value, end of period	36.12		34.70	26.02	24.90	22.49	20.65
Total Return (%)	17.73	[c]	33.36	18.81	12.57	8.91	4.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	[d]	1.13	1.19	1.16	1.22	1.38
Ratio of net expenses
to average net assets	1.10	[d]	1.13	1.19	1.16	1.22	1.37
Ratio of net investment (loss)
to average net assets	(.38)[d]		(.29)	(.52)	(.23)	(.15)	(.00)[e]
Portfolio Turnover Rate	49.91	[c]	94.62	85.92	123.29	128.47	194.30
Net Assets, end of period
($ x 1,000)	1,130,979		850,685	595,337	573,898	476,939	199,399

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to existing shareholders without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System

16

for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,090,058,542	—	—	1,090,058,542
Equity Securities—
Foreign
Common Stocks†	23,141,108	—	—	23,141,108
Exchange-Traded
Funds	2,437,365	—	—	2,437,365
Mutual Funds	120,073,602	—	—	120,073,602

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government

18

and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014,The Bank of New York Mellon earned $70,605 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	8/31/2013($)	Purchases ($)	Sales ($)	2/28/2014($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	6,191,257	253,500,030	247,899,304	11,791,983	1.0
Dreyfus
Institutional
Cash
Advantage
Fund	46,083,357	387,389,807	325,191,545	108,281,619	9.6
Total	52,274,614	640,889,837	573,090,849	120,073,602	10.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus Emerging Leaders Fund, capital losses of $15,497,834 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, these acquired capital losses expires in fiscal year 2017.

20

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2014 was approximately $18,800 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts to be paid to Service Agents. During the period ended February 28, 2014, the fund was charged $1,256,771 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $54,843 for transfer agency services and $3,803 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $341.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $44,697 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $199 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

22

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $629,837, Shareholder Services Plan fees $209,946, custodian fees $28,756, Chief Compliance Officer fees $1,523 and transfer agency fees $26,612.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014 amounted to $605,779,103 and $499,346,212, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $260,645,620, consisting of $265,877,216 gross unrealized appreciation and $5,231,596 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES

Dreyfus

Opportunistic

U.S. Stock Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic
U.S. Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic U.S. Stock Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Opportunistic U.S. Stock Fund’s Class A shares produced a total return of 25.19%, Class C shares returned 24.75%, and Class I shares returned 25.34%.1 In comparison, the fund’s benchmark, the Russell 3000® Index (the “Index”), produced a total return of 15.83%.2

Stocks rallied strongly over the reporting period as the U.S. economic recovery gained momentum. The fund participated more than fully in the market’s gains, scoring notably strong results in the health care, financials, information technology, and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in the stocks of publicly traded companies located in the United States.The fund may invest in the stocks of companies of any market capitalization and may hold growth or value stocks or a blend of both.

Stocks are selected for the fund’s portfolio based on a combination of fundamental, bottom-up research, macro insights, and risk management.With support from a team of research analysts, we use a disciplined, opportunistic investment approach to identify stocks of companies that we believe to be attractive from a valuation and fundamental standpoint, including those that are trading materially below our estimate of intrinsic market value, those that have strong or improving fundamentals, and those that have a revaluation catalyst. We focus on understanding the current fundamentals driving a company’s profits and cash flow, valuing the liabilities most likely to impact the company’s business and evaluating business conditions most likely to affect the company’s prospects for future growth.

Recovering Economy Fueled Market’s Gains

Stocks climbed sharply over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and historically low short-term interest rates.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The reporting period began in the wake of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back gradually away from its open-ended quantitative easing program. Investors were relieved when the Fed refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the final months of 2013 amid new releases of encouraging economic data, enabling some broad measures of stock market performance to end the year near record highs.The market gave back some of its gains in January 2014 when concerns surfaced regarding economic slowdowns in the world’s emerging markets, but stocks rebounded in February when those worries proved to be overblown. By the reporting period’s end, the U.S. stock market had nearly matched its December highs.

In this environment, market sectors and individual companies that tend to be more sensitive to economic conditions fared better than their more traditionally defensive counterparts. Some sectors also responded positively to long-term, secular business trends. For example, trends toward cloud computing and mobility lifted innovators in the information technology sector, and the development of new drugs by biotechnol-ogy companies drove results in the health care sector. From a market capitalization perspective, small- and midcap stocks generally outperformed large-cap stocks.

Fund Participated More Than Fully in Market Gains

Our stock selection process produced above-average returns in nine of the benchmark’s 10 economic sectors over the reporting period. In the health care sector, we focused on companies that we believed would benefit from industry consolidation and strong underlying business fundamentals. Fund holding Forest Laboratories was acquired by a former rival at a premium to its stock price at the time. Biogen Idec received approval from European regulators for a new treatment for multiple sclerosis. Gilead Sciences achieved strong sales growth in its Hepatitis C franchise.

Results in the financials sector were supported by online brokers, such as E*TRADE Financial and TD Ameritrade Holding, that benefited from rising trading volumes in the rallying equity markets. Increased mergers-and-acquisitions activity boosted financial results for investment manager The Blackstone Group. SVB Financial Group and other small- and midcap banks encountered expanding loan volumes in the recovering economy. Among information technology companies, surging order

4

volumes for communications networking equipment maker Ciena fueled higher earnings, cash flow, and profit margins. Small-cap software developer DealerTrack Technologies benefited from market share gains amid rising automobile sales. Social media leader Facebook demonstrated its ability to monetize its mobile applications through advertising sales. Finally, the fund maintained underweighted exposure to the lagging energy sector, where successful stock selections included refiner Valero.

Finding Opportunities Wherever They Arise

Despite the magnitude of recent equity market gains, we remain optimistic regarding the prospects for U.S. stocks as the economic recovery broadens and corporate earnings continue to grow. In addition, we believe that the fund’s all-cap, opportunistic investment strategy positions it well to identify attractive opportunities wherever they arise across the market’s various capitalization ranges, investment styles, and market sectors.

March 17, 2014

Please note, the position in any security with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies. The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic U.S. Stock Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.70	$10.87	$5.31
Ending value (after expenses)	$1,251.90	$1,247.50	$1,253.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.01	$9.74	$4.76
Ending value (after expenses)	$1,018.84	$1,015.12	$1,020.08

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C and .95%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—99.3%	Shares		Value ($)
Banks—6.4%
Comerica	4,660		224,519
SVB Financial Group	3,320	[a]	418,021
UMB Financial	4,190		261,205
			903,745
Capital Goods—5.5%
Danaher	3,330		254,712
MSC Industrial Direct, Cl. A	3,010		259,853
Parker Hannifin	2,220		267,621
			782,186
Commercial & Professional
Services—2.7%
Steelcase, Cl. A	25,640		381,267
Consumer Durables &
Apparel—1.8%
Michael Kors Holdings	2,540	[a]	248,996
Consumer Services—1.9%
Las Vegas Sands	3,210		273,652
Diversified Financials—14.9%
CME Group	3,650		269,443
Discover Financial Services	6,730		386,167
E*TRADE Financial	14,490	[a]	325,590
Goldman Sachs Group	1,730		287,958
Invesco	10,680		366,324
TD Ameritrade Holding	14,050		469,691
			2,105,173
Energy—4.5%
EOG Resources	1,340		253,823
Valero Energy	8,100		388,638
			642,461

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Exchange-Traded Funds—7.0%
iShares Russell 3000 ETF	2,960		332,023
Standard & Poor’s Depository
Receipts S&P 500 ETF Trust	3,540	[b]	659,467
			991,490
Food, Beverage & Tobacco—2.3%
PepsiCo	2,410		192,969
Philip Morris International	1,700		137,547
			330,516
Health Care Equipment & Services—3.6%
AmerisourceBergen	3,910		265,294
HCA Holdings	4,910	[a]	251,392
			516,686
Insurance—2.3%
Hartford Financial Services Group	9,100		320,229
Materials—1.6%
Yamana Gold	23,140		232,326
Media—1.8%
Viacom, Cl. B	2,970		260,558
Pharmaceuticals, Biotech &
Life Sciences—15.6%
Agilent Technologies	4,050		230,567
Biogen Idec	1,090	[a]	371,341
Covance	2,560	[a]	265,114
Forest Laboratories	6,120	[a]	597,128
Gilead Sciences	4,870	[a]	403,187
Perrigo Company	1,280		210,483
Vertex Pharmaceuticals	1,650	[a]	133,419
			2,211,239

8

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—4.5%
Applied Micro Circuits	24,450	[a]	280,197
Xilinx	6,800		354,960
			635,157
Software & Services—8.7%
DealerTrack Technologies	5,140	[a]	277,920
Facebook, Cl. A	2,430	[a]	166,358
Google, Cl. A	320	[a]	389,008
Microsoft	10,280		393,827
			1,227,113
Technology Hardware &
Equipment—11.9%
Arrow Electronics	3,910	[a]	221,423
Ciena	23,470	[a,b]	576,658
EMC	8,440		222,563
JDS Uniphase	32,730	[a]	451,020
Juniper Networks	8,310	[a]	222,209
			1,693,873
Transportation—2.3%
Kirby	3,060	[a]	320,107
Total Common Stocks
(cost $11,613,553)			14,076,774

Other Investment—1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $269,753)	269,753	[c]	269,753

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $386,250)	386,250 [c]	386,250
Total Investments (cost $12,269,556)	104.0%	14,732,777
Liabilities, Less Cash and Receivables	(4.0%)	(560,284)
Net Assets	100.0%	14,172,493

ETF—Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan.At February 28, 2014, the value of the fund’s securities on loan was $789,007 and the value of the collateral held by the fund was $814,154, consisting of cash collateral of $386,250 and U.S.
Government and agency securities valued at $427,904.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals,		Health Care Equipment & Services	3.6
Biotech & Life Sciences	15.6	Commercial &
Diversified Financials	14.9	Professional Services	2.7
Technology Hardware & Equipment	11.9	Food, Beverage & Tobacco	2.3
Software & Services	8.7	Insurance	2.3
Exchange-Traded Funds	7.0	Transportation	2.3
Banks	6.4	Consumer Services	1.9
Capital Goods	5.5	Consumer Durables & Apparel	1.8
Money Market Investments	4.7	Media	1.8
Energy	4.5	Materials	1.6
Semiconductors &
Semiconductor Equipment	4.5		104.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $789,007)—Note 1(b):
Unaffiliated issuers	11,613,553	14,076,774
Affiliated issuers	656,003	656,003
Cash		66,731
Receivable for investment securities sold		149,288
Receivable for shares of Common Stock subscribed		60,062
Dividends and securities lending income receivable		10,442
Prepaid expenses		23,970
		15,043,270
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		4,762
Payable for investment securities purchased		451,262
Liability for securities on loan—Note 1(b)		386,250
Payable for shares of Common Stock redeemed		741
Accrued expenses		27,762
		870,777
Net Assets ($)		14,172,493
Composition of Net Assets ($):
Paid-in capital		11,345,796
Accumulated undistributed investment income—net		10,194
Accumulated net realized gain (loss) on investments		353,282
Accumulated net unrealized appreciation
(depreciation) on investments		2,463,221
Net Assets ($)		14,172,493

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	8,876,829	275,950	5,019,714
Shares Outstanding	435,776	13,721	245,742
Net Asset Value Per Share ($)	20.37	20.11	20.43

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	73,130
Affiliated issuers	47
Income from securities lending—Note 1(b)	62
Total Income	73,239
Expenses:
Management fee—Note 3(a)	39,307
Professional fees	21,303
Registration fees	20,428
Shareholder servicing costs—Note 3(c)	10,092
Prospectus and shareholders’ reports	4,268
Custodian fees—Note 3(c)	1,992
Distribution fees—Note 3(b)	591
Directors’ fees and expenses—Note 3(d)	458
Loan commitment fees—Note 2	78
Miscellaneous	7,205
Total Expenses	105,722
Less—reduction in expenses due to undertaking—Note 3(a)	(47,943)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	57,776
Investment Income—Net	15,463
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	558,412
Net unrealized appreciation (depreciation) on investments	1,731,027
Net Realized and Unrealized Gain (Loss) on Investments	2,289,439
Net Increase in Net Assets Resulting from Operations	2,304,902

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment income—net	15,463	15,859
Net realized gain (loss) on investments	558,412	806,528
Net unrealized appreciation
(depreciation) on investments	1,731,027	345,153
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,304,902	1,167,540
Dividends to Shareholders from ($):
Investment income—net:
Class A	(632)	(1,204)
Class I	(5,885)	(24,364)
Net realized gain on investments:
Class A	(501,146)	(9,879)
Class C	(17,102)	(1,858)
Class I	(399,816)	(172,461)
Total Dividends	(924,581)	(209,766)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,752,324	3,122,974
Class C	214,003	15,472
Class I	111,219	34,240
Dividends reinvested:
Class A	499,163	10,003
Class C	15,770	1,281
Class I	2,995	383
Cost of shares redeemed:
Class A	(221,668)	(239,371)
Class C	(19,395)	(8,486)
Class I	(2,500)	(9,953)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,351,911	2,926,543
Total Increase (Decrease) in Net Assets	6,732,232	3,884,317
Net Assets ($):
Beginning of Period	7,440,261	3,555,944
End of Period	14,172,493	7,440,261
Undistributed investment income—net	10,194	1,248

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	244,235	184,422
Shares issued for dividends reinvested	27,412	678
Shares redeemed	(11,477)	(13,716)
Net Increase (Decrease) in Shares Outstanding	260,170	171,384
Class Ca
Shares sold	11,064	949
Shares issued for dividends reinvested	876	87
Shares redeemed	(1,029)	(499)
Net Increase (Decrease) in Shares Outstanding	10,911	537
Class I
Shares sold	5,671	2,183
Shares issued for dividends reinvested	164	26
Shares redeemed	(131)	(675)
Net Increase (Decrease) in Shares Outstanding	5,704	1,534

a During the period ended August 31, 2013, 451 Class C shares representing $7,775 were exchanged for 449
Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	[a]
Per Share Data ($):
Net asset value, beginning of period	17.75		14.49	12.50
Investment Operations:
Investment income (loss)—net[b]	.02		(.01)	.02
Net realized and unrealized
gain (loss) on investments	4.26		4.08	1.97
Total from Investment Operations	4.28		4.07	1.99
Distributions:
Dividends from investment income—net	(.00)[c]		(.09)	—
Dividends from net realized
gain on investments	(1.66)		(.72)	—
Total Distributions	(1.66)		(.81)	—
Net asset value, end of period	20.37		17.75	14.49
Total Return (%)[d]	25.19	[e]	29.30	15.92	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.14	[f]	2.93	7.51	[f]
Ratio of net expenses to average net assets	1.20	[f]	1.20	1.20	[f]
Ratio of net investment income
(loss) to average net assets	.19	[f]	(.04)	.18	[f]
Portfolio Turnover Rate	53.98	[e]	142.83	46.51	[e]
Net Assets, end of period ($ x 1,000)	8,877		3,118	61

a	From December 20, 2011 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	[a]
Per Share Data ($):
Net asset value, beginning of period	17.61		14.42	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)		(.10)	(.05)
Net realized and unrealized
gain (loss) on investments	4.21		4.01	1.97
Total from Investment Operations	4.16		3.91	1.92
Distributions:
Dividends from net realized
gain on investments	(1.66)		(.72)	—
Net asset value, end of period	20.11		17.61	14.42
Total Return (%)[c]	24.75	[d]	28.12	15.36	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.08	[e]	5.44	8.09	[e]
Ratio of net expenses to average net assets	1.95	[e]	1.95	1.95	[e]
Ratio of net investment (loss)
to average net assets	(.53)[e]		(.60)	(.53)[e]
Portfolio Turnover Rate	53.98	[d]	142.83	46.51	[d]
Net Assets, end of period ($ x 1,000)	276		49	33

a	From December 20, 2011 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

16

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	[a]
Per Share Data ($):
Net asset value, beginning of period	17.80		14.52	12.50
Investment Operations:
Investment income—net[b]	.04		.07	.04
Net realized and unrealized
gain (loss) on investments	4.27		4.03	1.98
Total from Investment Operations	4.31		4.10	2.02
Distributions:
Dividends from investment income—net	(.02)		(.10)	—
Dividends from net realized
gain on investments	(1.66)		(.72)	—
Total Distributions	(1.68)		(.82)	—
Net asset value, end of period	20.43		17.80	14.52
Total Return (%)	25.34	[c]	29.43	16.16	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.83	[d]	4.05	7.13	[d]
Ratio of net expenses to average net assets	.95	[d]	.95	.95	[d]
Ratio of net investment income
to average net assets	.45	[d]	.43	.40	[d]
Portfolio Turnover Rate	53.98	[c]	142.83	46.51	[c]
Net Assets, end of period ($ x 1,000)	5,020		4,273	3,462

a	From December 20, 2011 (commencement of operations) to August 31, 2012.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic U.S. Stock Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 800 Class C and 238,400 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	12,603,962	—	—	12,603,962
Equity Securities—
Foreign
Common Stocks†	481,322	—	—	481,322
Exchange-Traded
Funds	991,490	—	—	991,490
Mutual Funds	656,003	—	—	656,003

†	See Statement of Investments for additional detailed categorizations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014, The Bank of New York Mellon earned $21 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

22

in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2013	($)	Purchases ($)	Sales ($)	2/28/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	36,854		3,405,605	3,172,706	269,753		1.9
Dreyfus
Institutional
Cash Advantage
Fund	—		1,070,404	684,154	386,250		2.8
Total	36,854		4,476,009	3,856,860	656,003		4.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $209,766. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, from September 1, 2013 through February 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding

24

Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the respective class’ average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $47,943 during the period ended February 28, 2014.

During the period ended February 28, 2014, the Distributor retained $1,249 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $591 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $7,122 and $197, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $1,199 for transfer agency services and $37 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $1,992 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $1 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,491, Distribution Plan fees $148, Shareholder Services Plan fees $1,580, custodian fees $1,421, Chief Compliance Officer fees $1,523 and transfer agency fees $451, which are offset against an expense reimbursement currently in effect in the amount of $7,852.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $10,035,828 and $5,708,204, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $2,463,221, consisting of $2,507,554 gross unrealized appreciation and $44,333 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

Dreyfus

Strategic Value Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Value Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Strategic Value Fund’s Class A shares produced a total return of 15.06%, Class C shares returned 14.64%, Class I shares returned 15.19%, and Class Y shares returned 15.19%.1 The fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 13.46% for the same period.2

Stocks rallied strongly over the reporting period as the U.S. economic recovery gained momentum. The fund produced higher returns than its benchmark, as our stock selection strategy added value in eight of the 10 economic sectors represented in the Index.

The Fund’s Investment Approach

The fund seeks capital appreciation. We identify potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, which are analyzed and compared against the market; sound business fundamentals, a company’s balance sheet and income data are examined to determine the company’s financial history; and positive business momentum, a company’s earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company’s financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The fund typically sells a stock when we believe there is a more attractive alternative, the stock’s valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution, or deteriorating capital structure.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

Stocks climbed sharply over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and historically low short-term interest rates.

The reporting period began in the wake of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back gradually away from its quantitative easing program. Investors were relieved when the Fed refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the final months of 2013 amid new releases of encouraging economic data.The market gave back some of its gains in January 2014 when concerns resurfaced regarding economic slowdowns in the world’s emerging markets, but stocks rebounded in February when those worries proved to be overblown.

In this environment, market sectors and companies that tend to be more sensitive to economic conditions fared better than their traditionally defensive counterparts, while large-cap stocks generally produced lower returns than small- and midcap stocks.

Stock Selections Buoyed Fund’s Relative Performance

The fund participated more than fully in its benchmark’s gains over the reporting period. Relative performance was especially robust in financials sector, where we favored companies likely to benefit from rising long-term interest rates and a rallying stock market, such asTD Ameritrade Holding, ING US, and Ameriprise Financial.The fund’s stock selection strategy also proved effective among transportation providers in the industrials sector. For example, Delta Air Lines advanced amid intensifying demand and lower fuel prices in a consolidating industry, and FedEx was aided by rising shipping volumes in the recovering economy.

The fund held no positions in the telecommunications services sector, enabling it to dodge weakness in the only market segment to produce negative absolute returns for the benchmark. Likewise, the fund benefited from underweighted exposure to the energy sector, where the fund underweighted large integrated oil producers in favor of refiners, such as Valero Energy, that benefited from the availability of ample supplies of low-cost, domestically produced shale oil.

Although disappointments proved relatively mild during the reporting period, results from the information technology sector were constrained by the ongoing impact of

4

sluggish capital spending by businesses, which hurt holdings such as networking equipment provider Cisco Systems. Retailers and producers of durable goods in the consumer discretionary sector lagged market averages due to severe winter weather and lackluster sales during the 2013 holiday season.

Finding Individual Opportunities Across Industry Groups

Despite the magnitude of recent equity market gains, we remain optimistic regarding the prospects for U.S. stocks as the economic recovery broadens and corporate earnings continue to grow.We have continued to identify attractive value-oriented opportunities among stocks in a variety of market sectors, particularly companies that tend to be more sensitive to changes in the economic cycle.As a result, the fund ended the reporting period with an emphasis on the financials sector, where regional banks appear to us to be attractively valued with good prospects for business improvement. We also have maintained overweighted exposure to the information technology sector, where we believe that pent-up demand for productivity-enhancing technologies is likely to unleash capital spending by businesses. We have identified relatively few opportunities meeting our investment criteria in the traditionally defensive utilities and telecommunications services sectors.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 1000® Value Index is an unmanaged index which measures the performance of those
Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Value Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.23	$9.21	$3.89	$3.84
Ending value (after expenses)	$1,150.60	$1,146.40	$1,151.90	$1,151.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.91	$8.65	$3.66	$3.61
Ending value (after expenses)	$1,019.93	$1,016.22	$1,021.17	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.73% for Class C, .73% for
Class I and .72% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Automobiles & Components—2.0%
Delphi Automotive	60,220	4,008,845
General Motors	383,565	13,885,053
Johnson Controls	304,090	15,022,046
		32,915,944
Banks—5.7%
Comerica	392,760	18,923,177
Fifth Third Bancorp	535,085	11,608,669
PNC Financial Services Group	230,840	18,878,095
Regions Financial	761,010	8,097,146
Wells Fargo & Co.	751,720	34,894,842
		92,401,929
Capital Goods—5.9%
Cummins	175,470	25,604,582
Eaton	274,520	20,509,389
Honeywell International	254,390	24,024,592
Owens Corning	177,340	8,115,078
PACCAR	256,160	16,865,574
		95,119,215
Consumer Durables & Apparel—.8%
PVH	106,020	13,404,109
Consumer Services—1.1%
Carnival	465,670	18,468,472
Diversified Financials—17.7%
Ameriprise Financial	252,550	27,525,425
Bank of America	2,633,880	43,538,036
Capital One Financial	108,260	7,949,532
Citigroup	609,690	29,649,225
Discover Financial Services	138,900	7,970,082
Goldman Sachs Group	169,350	28,188,308
ING US	886,259	31,790,110
Invesco	267,930	9,189,999

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
JPMorgan Chase & Co.	890,710		50,610,142
Morgan Stanley	633,440		19,509,952
Santander Consumer USA Holdings	397,350		10,064,876
TD Ameritrade Holding	633,080		21,163,864
			287,149,551
Energy—12.8%
Anadarko Petroleum	72,740		6,121,798
Cameron International	191,430	[a]	12,263,006
Exxon Mobil	803,560		77,358,721
Occidental Petroleum	740,410		71,464,373
Phillips 66	266,170		19,925,486
Valero Energy	416,680		19,992,306
			207,125,690
Exchange-Traded Funds—.7%
iShares Russell 1000 Value Index Fund	113,070		10,705,468
Food & Staples Retailing—1.8%
CVS Caremark	403,550		29,515,647
Food, Beverage & Tobacco—3.5%
Archer-Daniels-Midland	368,690		14,968,814
Coca-Cola Enterprises	535,350		25,204,278
PepsiCo	116,930		9,362,585
Philip Morris International	94,910		7,679,168
			57,214,845
Health Care Equipment &
Services—5.5%
Aetna	160,730		11,686,678
Baxter International	113,730		7,904,235
Cardinal Health	349,750		25,017,618
Cigna	257,150		20,466,569
McKesson	133,430		23,623,782
			88,698,882

8

Common Stocks (continued)	Shares		Value ($)
Household & Personal Products—.4%
Avon Products	422,760		6,540,097
Insurance—5.3%
Allstate	204,800		11,112,448
American International Group	396,180		19,717,879
Hartford Financial Services Group	516,040		18,159,448
MetLife	423,669		21,467,306
Prudential Financial	172,050		14,551,989
			85,009,070
Materials—2.8%
Dow Chemical	252,120		12,280,765
Martin Marietta Materials	156,650	[b]	19,108,167
Vulcan Materials	199,030		13,520,108
			44,909,040
Media—4.9%
News Corp., Cl. A	431,040	[a]	7,900,963
Omnicom Group	108,650		8,222,632
Twenty-First Century Fox, Cl. A	357,448		11,988,806
Viacom, Cl. B	188,720		16,556,406
Walt Disney	429,200		34,683,652
			79,352,459
Pharmaceuticals, Biotech &
Life Sciences—10.3%
AbbVie	313,090		15,939,412
Agilent Technologies	140,440		7,995,249
Amgen	130,860		16,229,257
Eli Lilly & Co.	155,720		9,282,469
Merck & Co.	789,980		45,020,960
Mylan	178,890	[a]	9,940,917
Omnicare	134,460		7,919,694
Pfizer	1,665,100		53,466,361
			165,794,319

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—1.0%
Kohl’s	287,730		16,167,549
Semiconductors & Semiconductor
Equipment—4.7%
Applied Materials	879,960		16,684,042
Micron Technology	334,830	[a]	8,099,538
Texas Instruments	727,020		32,686,819
Xilinx	350,720		18,307,584
			75,777,983
Software & Services—1.9%
Google, Cl. A	10,730	[a]	13,043,925
Microsoft	441,640		16,919,228
			29,963,153
Technology Hardware & Equipment—5.4%
Apple	38,320		20,165,517
Cisco Systems	1,701,180		37,085,724
EMC	661,890		17,454,039
Western Digital	136,890		11,908,061
			86,613,341
Transportation—2.8%
Delta Air Lines	542,180		18,005,798
FedEx	207,610		27,680,641
			45,686,439
Utilities—2.4%
NextEra Energy	169,940		15,530,817
NRG Energy	826,770		24,034,204
			39,565,021
Total Common Stocks
(cost $1,236,976,515)			1,608,098,223

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,724,045)	3,724,045	[c]	3,724,045

10

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,923,938)	17,923,938 [c]	17,923,938
Total Investments (cost $1,258,624,498)	100.7%	1,629,746,206
Liabilities, Less Cash and Receivables	(.7%)	(11,596,646)
Net Assets	100.0%	1,618,149,560

a Non-income producing security.
b Security, or portion thereof, on loan.At February 28, 2014, the value of the fund’s securities on loan was
$17,463,023 and the value of the collateral held by the fund was $17,923,938.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	17.7	Materials	2.8
Energy	12.8	Transportation	2.8
Pharmaceuticals,		Utilities	2.4
Biotech & Life Sciences	10.3	Automobiles & Components	2.0
Capital Goods	5.9	Software & Services	1.9
Banks	5.7	Food & Staples Retailing	1.8
Health Care Equipment & Services	5.5	Money Market Investments	1.3
Technology Hardware & Equipment	5.4	Consumer Services	1.1
Insurance	5.3	Retailing	1.0
Media	4.9	Consumer Durables & Apparel	.8
Semiconductors &		Exchange-Traded Funds	.7
Semiconductor Equipment	4.7	Household & Personal Products	.4
Food, Beverage & Tobacco	3.5		100.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,463,023)—Note 1(b):
Unaffiliated issuers	1,236,976,515	1,608,098,223
Affiliated issuers	21,647,983	21,647,983
Cash		840,298
Receivable for investment securities sold		22,714,602
Dividends and securities lending income receivable		2,888,647
Receivable for shares of Common Stock subscribed		1,379,705
Prepaid expenses		51,212
		1,657,620,670
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,011,602
Payable for investment securities purchased		19,410,246
Liability for securities on loan—Note 1(b)		17,923,938
Payable for shares of Common Stock redeemed		789,264
Accrued expenses		336,060
		39,471,110
Net Assets ($)		1,618,149,560
Composition of Net Assets ($):
Paid-in capital		1,221,518,885
Accumulated undistributed investment income—net		5,119,122
Accumulated net realized gain (loss) on investments		20,389,845
Accumulated net unrealized appreciation
(depreciation) on investments		371,121,708
Net Assets ($)		1,618,149,560

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,065,982,005	58,036,131	494,130,319	1,105.25
Shares Outstanding	26,312,067	1,502,105	12,181,555	27.25
Net Asset Value Per Share ($)	40.51	38.64	40.56	40.56

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	14,829,863
Affiliated issuers	2,317
Income from securities lending—Note 1(b)	4,365
Total Income	14,836,545
Expenses:
Management fee—Note 3(a)	5,735,337
Shareholder servicing costs—Note 3(c)	2,001,763
Distribution fees—Note 3(b)	204,504
Directors’ fees and expenses—Note 3(d)	63,210
Professional fees	55,752
Registration fees	51,507
Custodian fees—Note 3(c)	49,477
Prospectus and shareholders’ reports	39,073
Loan commitment fees—Note 2	7,951
Interest expense—Note 2	2,683
Miscellaneous	20,211
Total Expenses	8,231,468
Less—reduction in expenses due to undertaking—Note 3(a)	(1,082,315)
Less—reduction in fees due to earnings credits—Note 3(c)	(754)
Net Expenses	7,148,399
Investment Income—Net	7,688,146
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	77,944,216
Net unrealized appreciation (depreciation) on investments	127,740,599
Net Realized and Unrealized Gain (Loss) on Investments	205,684,815
Net Increase in Net Assets Resulting from Operations	213,372,961

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Operations ($):
Investment income—net	7,688,146	14,461,029
Net realized gain (loss) on investments	77,944,216	78,404,599
Net unrealized appreciation
(depreciation) on investments	127,740,599	200,376,811
Net Increase (Decrease) in Net Assets
Resulting from Operations	213,372,961	293,242,439
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,575,323)	(10,377,450)
Class C	—	(241,268)
Class I	(3,924,651)	(2,683,044)
Class Y	(10)	—
Net realized gain on investments:
Class A	(51,839,899)	—
Class C	(2,898,515)	—
Class I	(22,359,910)	—
Class Y	(56)	—
Total Dividends	(87,598,364)	(13,301,762)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	60,727,471	177,137,848
Class C	4,472,652	5,439,278
Class I	213,846,141	180,872,886
Class Y	—	1,000
Dividends reinvested:
Class A	55,175,236	9,589,161
Class C	2,210,170	186,217
Class I	17,180,086	2,105,267
Cost of shares redeemed:
Class A	(204,155,592)	(220,294,063)
Class C	(3,821,849)	(15,076,115)
Class I	(87,385,870)	(89,202,928)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	58,248,445	50,758,551
Total Increase (Decrease) in Net Assets	184,023,042	330,699,228
Net Assets ($):
Beginning of Period	1,434,126,518	1,103,427,290
End of Period	1,618,149,560	1,434,126,518
Undistributed investment income—net	5,119,122	7,930,960

14

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,532,883	5,047,494
Shares issued for dividends reinvested	1,401,810	306,755
Shares redeemed	(5,215,107)	(6,673,520)
Net Increase (Decrease) in Shares Outstanding	(2,280,414)	(1,319,271)
Class Cb
Shares sold	118,456	164,904
Shares issued for dividends reinvested	58,781	6,215
Shares redeemed	(100,844)	(457,883)
Net Increase (Decrease) in Shares Outstanding	76,393	(286,764)
Class I
Shares sold	5,462,749	4,943,265
Shares issued for dividends reinvested	436,154	67,304
Shares redeemed	(2,224,374)	(2,634,888)
Net Increase (Decrease) in Shares Outstanding	3,674,529	2,375,681
Class Y
Shares sold	—	27.25

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 141,569 Class C shares representing $5,004,454 were exchanged for
135,292 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	37.27		29.28	26.27	23.30	23.50	28.42
Investment Operations:
Investment income—net[a]	.19		.40	.30	.21	.14	.22
Net realized and unrealized
gain (loss) on investments	5.36		7.97	2.91	2.95	(.20)	(4.88)
Total from
Investment Operations	5.55		8.37	3.21	3.16	(.06)	(4.66)
Distributions:
Dividends from
investment income—net	(.26)		(.38)	(.20)	(.19)	(.14)	(.26)
Dividends from net realized
gain on investments	(2.05)		—	—	—	—	—
Total Distributions	(2.31)		(.38)	(.20)	(.19)	(.14)	(.26)
Net asset value, end of period	40.51		37.27	29.28	26.27	23.30	23.50
Total Return (%)[b]	15.06	[c]	28.82	12.31	13.52	(.29)	(16.14)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	[d]	1.14	1.20	1.20	1.22	1.27
Ratio of net expenses
to average net assets	.98	[d]	.98	.98	.98	1.05	1.26
Ratio of net investment income
to average net assets	.96	[d]	1.19	1.07	.74	.56	1.09
Portfolio Turnover Rate	38.11	[c]	76.28	95.38	88.37	91.83	119.48
Net Assets, end of period
($ x 1,000)	1,065,982		1,065,660	875,703	599,377	541,877	505,409

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	35.54		27.93	25.05	22.24	22.45	27.17
Investment Operations:
Investment income (loss)—net[a]	.04		.14	.08	(.00)[b]	(.05)	.07
Net realized and unrealized
gain (loss) on investments	5.11		7.62	2.80	2.81	(.16)	(4.67)
Total from
Investment Operations	5.15		7.76	2.88	2.81	(.21)	(4.60)
Distributions:
Dividends from
investment income—net	—		(.15)	—	(.00)[b]	—	(.12)
Dividends from net realized
gain on investments	(2.05)		—	—	—	—	—
Total Distributions	(2.05)		(.15)	—	(.00)[b]	—	(.12)
Net asset value, end of period	38.64		35.54	27.93	25.05	22.24	22.45
Total Return (%)[c]	14.64	[d]	27.87	11.50	12.64	(.94)	(16.83)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.89	[e]	1.91	1.97	1.93	1.95	2.04
Ratio of net expenses
to average net assets	1.73	[e]	1.73	1.73	1.73	1.80	2.03
Ratio of net investment income
(loss) to average net assets	.21	[e]	.45	.32	(.01)	(.19)	.34
Portfolio Turnover Rate	38.11	[d]	76.28	95.38	88.37	91.83	119.48
Net Assets, end of period
($ x 1,000)	58,036		50,665	47,824	50,792	46,986	43,593

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	37.36		29.34	26.30	23.31	23.48	28.45
Investment Operations:
Investment income—net[a]	.24		.48	.37	.28	.21	.25
Net realized and unrealized
gain (loss) on investments	5.37		7.99	2.90	2.94	(.21)	(4.91)
Total from
Investment Operations	5.61		8.47	3.27	3.22	—	(4.66)
Distributions:
Dividends from
investment income—net	(.36)		(.45)	(.23)	(.23)	(.17)	(.31)
Dividends from net realized
gain on investments	(2.05)		—	—	—	—	—
Total Distributions	(2.41)		(.45)	(.23)	(.23)	(.17)	(.31)
Net asset value, end of period	40.56		37.36	29.34	26.30	23.31	23.48
Total Return (%)	15.19	[b]	29.18	12.57	13.83	(.07)	(16.06)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[c]	.95	.97	1.10	1.12	1.12
Ratio of net expenses
to average net assets	.73	[c]	.73	.73	.73	.82	1.11
Ratio of net investment income
to average net assets	1.21	[c]	1.45	1.33	.98	.81	1.25
Portfolio Turnover Rate	38.11	[b]	76.28	95.38	88.37	91.83	119.48
Net Assets, end of period
($ x 1,000)	494,130		317,800	179,900	123,565	68,071	35,976

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

	Six Months Ended
	February 28, 2014	Period Ended
Class Y Shares	(Unaudited)	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	37.36	36.70
Investment Operations:
Investment income—net[b]	.24	.08
Net realized and unrealized
gain (loss) on investments	5.37	.58
Total from Investment Operations	5.61	.66
Distributions:
Dividends from investment income—net	(.36)	—
Dividends from net realized
gain on investments	(2.05)	—
Total Distributions	(2.41)	—
Net asset value, end of period	40.56	37.36
Total Return (%)[c]	15.19	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.73	.83
Ratio of net expenses to average net assets[d]	.72	.73
Ratio of net investment income
to average net assets[d]	1.23	1.21
Portfolio Turnover Rate	38.11 [c]	76.28
Net Assets, end of period ($ x 1,000)	1	1

a From the close of business on July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus StrategicValue Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

20

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

22

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,597,392,755	—	—	1,597,392,755
Exchange-Traded
Funds	10,705,468	—	—	10,705,468
Mutual Funds	21,647,983	—	—	21,647,983

† See Statement of Investments for additional detailed categorizations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014, The Bank of New York Mellon earned $1,455 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

24

in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	8/31/2013 ($)	Purchases ($)	Sales ($)	2/28/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	4,895,169	177,860,414	179,031,538	3,724,045.2
Dreyfus
Institutional
Cash
Advantage
Fund	—	30,116,607	12,192,669	17,923,938	1.1
Total	4,895,169	207,977,021	191,224,207	21,647,983	1.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus Core Value Fund, capital losses of $24,720,145 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation.This acquired capital loss will expire in fiscal year 2017.As a result of the fund’s merger with Dreyfus Large CapValue Fund, capital losses of $7,831,707 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. $6,672,099 of this acquired capital loss will expire in fiscal year 2017 and $1,159,608 will expire in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $13,301,762.The tax character of current year distributions will be determined at the end of the current fiscal year.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2014 was approximately $487,800 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2013 through January 1, 2015 for Class A, Class C, Class I and Class Y shares, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .98%, 1.73%, .73% and .73% of the value of the respective class’ average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $1,082,315 during the period ended February 28, 2014.

During the period ended February 28, 2014, the Distributor retained $20,890 from commissions earned on sales of the fund’s Class A shares and $7,322 from CDSCs on redemptions of the fund’s Class C shares.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $204,504 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $1,294,435 and $68,168, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $132,424 for transfer agency services and $8,385 for cash

28

management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $753.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $49,477 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $436 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $904,837, Distribution Plan fees $32,474, Shareholder Services Plan fees $210,508, custodian fees $30,404, Chief Compliance Officer fees $1,523 and transfer agency fees $53,487, which are offset against an expense reimbursement currently in effect in the amount of $221,631.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $583,864,091 and $608,784,006, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $371,121,708, consisting of $374,498,396 gross unrealized appreciation and $3,376,688 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

NOTES

Dreyfus
Structured Midcap Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Structured Midcap Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Structured Midcap Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging.As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Warren Chiang, Ronald Gala, and C.Wesley Boggs, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Structured Midcap Fund’s Class A shares produced a total return of 15.93%, Class C shares returned 15.48%, Class I shares returned 16.11%, and Class Y shares returned 16.15%.1 In comparison, the Standard & Poor’s® MidCap 400 Index (“S&P® 400 Index”), the fund’s benchmark, produced a total return of 17.01% for the same period.2

Stocks rallied strongly over the reporting period as the U.S. economic recovery gained momentum. Although the fund participated substantially in the market’s gains, it lagged its benchmark due to shortfalls in the consumer discretionary, health care, and financials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its net assets in the stocks of companies included in the S&P® 400 Index or the Russell Midcap® Index, plus any borrowings for investment purposes including those purchased in initial public offerings. The fund’s stock investments may include common stocks, preferred stocks, and convertible securities of U.S., foreign issuers, and securities issued by real estate investment trusts (REITs). We construct the portfolio through a “bottom-up” structured approach focusing on stock selection as opposed to making proactive decisions as to industry sector exposure. The approach seeks to identify undervalued securities through a quantitative process that ranks stocks based on value measures, behavioral/momentum factors, and earnings quality metrics. We attempt to maintain a diversified portfolio with industry groups relative to the S&P® 400 Index.

Recovering Economy Fueled Market’s Gains

Stocks climbed sharply over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates. The reporting period began in the immediate wake of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bouts of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to begin backing away from its quantitative easing program. Investors were relieved, and markets rallied when the Fed refrained from starting the tapering process in September and October. Stocks continued to advance over the final months of 2013 amid new releases of encouraging economic data, enabling some broad measures of stock market performance to end the year near record highs.The market gave back some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February when those worries proved overblown.

In this environment, market sectors that tend to be more sensitive to economic conditions fared better than their more traditionally defensive counterparts. From a market capitalization perspective, midcap stocks outperformed large-cap stocks but mildly trailed small-cap stocks.

Fund Participated in Most Market Gains

The fund produced strong absolute returns over the reporting period, but its relative performance was undermined to a degree by some disappointing stock selections. Among consumer discretionary companies, gaming equipment producer Bally Technologies declined along with the rest of its industry group when a competitor issued a softer-than-expected gaming industry outlook. Shortfalls in the health care sector included medical equipment maker ResMed, which reported consecutive quarters of disappointing revenues. However, the negative impact of ResMed on the fund’s performance was partly offset by the fund’s top performer, United Therapeutics, which received regulatory approval for a new hypertension treatment.

Results in the financials sector were hurt by real estate investment trusts, which fell out of favor when long-term bond yields climbed. Student loans specialist SLM Corp. reported weaker-than-expected earnings, and investors worried that possible legislative changes could weigh on revenues. Among information technology companies, real-time information and analysis provider NeuStar, Cl. A declined sharply amid concerns about a key customer relationship, but the impact on the sector was mitigated by stronger stock selections such as DST Systems and Harris Corp.

4

On a more positive note, the fund achieved above-average results in the materials sector, where containerboard producer Packaging Corporation of America reported surprisingly strong quarterly earnings in the wake of an accretive acquisition and market share gains. Results in the industrials sector were bolstered by climate control solutions provider Lennox International, which benefited from higher levels of construction activity and greater demand for energy efficient products as replacements for outdated systems. In the energy sector, the fund successfully avoided several lagging equipment and services providers, helping to cushion the brunt of the sector’s relative weakness.

Finding Individual Opportunities Across Industry Groups

Despite the magnitude of recent equity market gains, we have continued to identify attractive opportunities among individual stocks in most market sectors. Although the market has seen heightened volatility stemming from various macroeconomic concerns, we view temporary bouts of price weakness as chances to purchase the stocks of fundamentally strong companies at relatively attractive prices.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Structured Midcap Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.64	$10.63	$5.36	$4.93
Ending value (after expenses)	$1,159.30	$1,154.80	$1,161.10	$1,161.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.21	$9.94	$5.01	$4.61
Ending value (after expenses)	$1,018.65	$1,014.93	$1,019.84	$1,020.23

† Expenses are equal to the fund’s annualized expense ratio of 1.24% for Class A, 1.99% for Class C, 1.00% for
Class I and .92% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Common Stocks—99.6%	Shares		Value ($)
Automobiles & Components—.2%
Thor Industries	10,000		560,100
Banks—5.6%
Associated Banc-Corp	72,400		1,208,356
Cathay General Bancorp	27,500		698,775
Comerica	49,900		2,404,182
East West Bancorp	146,300		5,221,447
Regions Financial	263,600		2,804,704
Webster Financial	27,300		845,481
			13,182,945
Capital Goods—11.4%
AECOM Technology	91,200	[a]	2,912,928
Alliant Techsystems	7,700		1,037,883
IDEX	21,500		1,614,005
Lennox International	62,400		5,733,312
Lincoln Electric Holdings	60,900		4,565,673
Oshkosh	95,700		5,534,331
Valmont Industries	30,600	[b]	4,456,278
WABCO Holdings	8,500	[a]	870,825
			26,725,235
Commercial & Professional Services—2.1%
Deluxe	98,900		4,992,472
Consumer Durables & Apparel—3.0%
Hanesbrands	82,200		6,023,616
Whirlpool	6,300		911,169
			6,934,785
Consumer Services—2.8%
Bally Technologies	59,800	[a]	4,051,450
Sotheby’s	50,400		2,369,304
Wyndham Worldwide	2,600		189,488
			6,610,242
Diversified Financials—5.1%
Affiliated Managers Group	17,600	[a]	3,309,680
Moody’s	2,000		158,000
SEI Investments	36,000		1,208,520
SLM	175,000		4,189,500

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Waddell & Reed Financial, Cl. A	42,300		2,948,310
			11,814,010
Energy—4.7%
Chesapeake Energy	52,400		1,357,684
Dril-Quip	46,400	[a]	4,990,784
EQT	5,400		552,366
Kosmos Energy	23,100	[a]	253,638
Marathon Petroleum	2,000		168,000
RPC	130,200	[b]	2,396,982
SM Energy	15,500		1,143,125
			10,862,579
Food & Staples Retailing—1.2%
Kroger	67,700		2,839,338
Food, Beverage & Tobacco—2.8%
Coca-Cola Enterprises	11,300		532,004
Green Mountain Coffee Roasters	6,500		713,570
Hillshire Brands	124,100		4,659,955
Ingredion	3,500		230,440
Tootsie Roll Industries	14,702	[b]	427,835
			6,563,804
Health Care Equipment & Services—4.8%
Health Net	59,300	[a]	2,019,165
Hill-Rom Holdings	79,500		3,007,485
Owens & Minor	3,600		124,992
ResMed	95,600	[b]	4,208,312
STERIS	16,900		779,935
Universal Health Services, Cl. B	14,300		1,148,004
			11,287,893
Household & Personal Products—2.1%
Energizer Holdings	50,000		4,867,000
Insurance—3.3%
Everest Re Group	6,400		955,136
Lincoln National	6,900		345,897
Old Republic International	85,600		1,331,936
Protective Life	32,400		1,689,336
XL Group	111,600		3,392,640
			7,714,945

8

Common Stocks (continued)	Shares		Value ($)
Materials—9.5%
Minerals Technologies	54,400		2,910,400
Olin	137,100	[b]	3,590,649
Packaging Corporation of America	81,900		5,969,691
Reliance Steel & Aluminum	23,700		1,641,936
Scotts Miracle-Gro, Cl. A	59,000		3,369,490
Worthington Industries	121,300		4,835,018
			22,317,184
Media—.3%
Morningstar	8,600		719,476
Pharmaceuticals, Biotech & Life Sciences—5.1%
Charles River Laboratories International	9,200	[a]	546,572
Covance	10,700	[a]	1,108,092
Mettler-Toledo International	20,100	[a]	4,939,776
United Therapeutics	53,600	[a]	5,436,112
			12,030,552
Real Estate—7.2%
Camden Property Trust	31,900	[c]	2,127,730
CBL & Associates Properties	144,300	[c]	2,567,097
Corrections Corporation of America	115,550	[c]	3,853,592
Extra Space Storage	6,800	[c]	333,880
Kimco Realty	5,700	[c]	126,882
National Retail Properties	20,300	[b,c]	728,567
Omega Healthcare Investors	24,200	[b,c]	773,432
Potlatch	74,200	[c]	2,941,288
Weingarten Realty Investors	111,500	[c]	3,400,750
			16,853,218
Retailing—3.9%
Bed Bath & Beyond	28,600	[a]	1,939,652
Dillard’s, Cl. A	27,300		2,527,434
GameStop, Cl. A	60,400	[b]	2,253,524
PetSmart	34,900		2,340,394
			9,061,004
Semiconductors & Semiconductor
Equipment—2.4%
Integrated Device Technology	65,500	[a]	772,245
International Rectifier	176,100	[a]	4,745,895
			5,518,140

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services—10.6%
Amdocs	15,300		680,544
Broadridge Financial Solutions	40,200		1,517,952
Cadence Design Systems	264,600	[a]	4,056,318
Conversant	76,400	[a]	1,899,304
CoreLogic	57,600	[a]	1,877,760
DST Systems	55,015		5,170,310
FactSet Research Systems	12,700	[b]	1,337,183
Intuit	21,900		1,711,485
Mentor Graphics	136,500		2,953,860
NeuStar, Cl. A	99,200	[a]	3,553,344
			24,758,060
Technology Hardware & Equipment—3.8%
Brocade Communications Systems	451,300	[a]	4,318,941
Harris	62,600		4,621,132
			8,940,073
Transportation—1.1%
Alaska Air Group	11,900		1,031,016
Kirby	2,400	[a]	251,064
Matson	50,800		1,225,296
			2,507,376
Utilities—6.6%
Aqua America	63,875		1,609,011
Edison International	63,500		3,325,495
IDACORP	75,100		4,219,869
Pinnacle West Capital	16,000		890,400
PNM Resources	44,600		1,166,290
UGI	25,000		1,117,250
Wisconsin Energy	68,900		3,028,844
			15,357,159
Total Common Stocks
(cost $189,895,837)			233,017,590

Other Investment—.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $693,194)	693,194	[d]	693,194

10

Investment of Cash Collateral
for Securities Loaned—7.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,350,233)	17,350,233 [d]	17,350,233
Total Investments (cost $207,939,264)	107.3%	251,061,017
Liabilities, Less Cash and Receivables	(7.3%)	(17,125,926)
Net Assets	100.0%	233,935,091

a Non-income producing security.
b Security, or portion thereof, on loan.At February 28, 2014, the value of the fund’s securities on loan was
$17,042,056 and the value of the collateral held by the fund was $17,396,942, consisting of cash collateral of
$17,350,233 and U.S. Government Agency securities valued at $46,709.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	11.4	Insurance	3.3
Software & Services	10.6	Consumer Durables & Apparel	3.0
Materials	9.5	Consumer Services	2.8
Money Market Investments	7.7	Food, Beverage & Tobacco	2.8
Real Estate	7.2	Semiconductors &
Utilities	6.6	Semiconductor Equipment	2.4
Banks	5.6	Household & Personal Products	2.1
Diversified Financials	5.1	Commercial & Professional Services	2.1
Pharmaceuticals,		Food & Staples Retailing	1.2
Biotech & Life Sciences	5.1	Transportation	1.1
Health Care Equipment & Services	4.8	Media	.3
Energy	4.7	Automobiles & Components	.2
Retailing	3.9
Technology Hardware & Equipment	3.8		107.3

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,042,056)—Note 1(b):
Unaffiliated issuers	189,895,837	233,017,590
Affiliated issuers	18,043,427	18,043,427
Cash		102,481
Dividends and securities lending income receivable		510,418
Receivable for shares of Common Stock subscribed		267,117
Prepaid expenses		39,713
		251,980,746
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		180,199
Liability for securities on loan—Note 1(b)		17,350,233
Payable for shares of Common Stock redeemed		407,209
Accrued expenses		108,014
		18,045,655
Net Assets ($)		233,935,091
Composition of Net Assets ($):
Paid-in capital		207,086,462
Accumulated undistributed investment income—net		708,298
Accumulated net realized gain (loss) on investments		(16,981,422)
Accumulated net unrealized appreciation
(depreciation) on investments		43,121,753
Net Assets ($)		233,935,091

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	117,703,571	28,873,373	82,728,572	4,629,575
Shares Outstanding	3,880,928	1,031,450	2,686,999	150,348
Net Asset Value Per Share ($)	30.33	27.99	30.79	30.79

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,130,305
Affiliated issuers	965
Income from securities lending—Note 1(b)	41,437
Total Income	2,172,707
Expenses:
Management fee—Note 3(a)	830,095
Shareholder servicing costs—Note 3(c)	411,070
Distribution fees—Note 3(b)	103,745
Registration fees	33,668
Prospectus and shareholders’ reports	29,645
Professional fees	25,954
Custodian fees—Note 3(c)	10,635
Directors’ fees and expenses—Note 3(d)	9,941
Loan commitment fees—Note 2	884
Miscellaneous	1,017
Total Expenses	1,456,654
Less—reduction in expenses due to undertaking—Note 3(a)	(78,755)
Less—reduction in fees due to earnings credits—Note 3(c)	(134)
Net Expenses	1,377,765
Investment Income—Net	794,942
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	14,833,002
Net unrealized appreciation (depreciation) on investments	16,600,320
Net Realized and Unrealized Gain (Loss) on Investments	31,433,322
Net Increase in Net Assets Resulting from Operations	32,228,264

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Operations ($):
Investment income—net	794,942	1,041,288
Net realized gain (loss) on investments	14,833,002	10,080,166
Net unrealized appreciation
(depreciation) on investments	16,600,320	6,065,896
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,228,264	17,187,350
Dividends to Shareholders from ($):
Investment income—net:
Class A	(381,712)	(266,836)
Class C	—	(32,069)
Class I	(393,186)	(341,480)
Class Y	(25,283)	—
Net realized gain on investments:
Class A	(1,107,667)	—
Class C	(291,556)	—
Class I	(759,090)	—
Class Y	(42,458)	—
Total Dividends	(3,000,952)	(640,385)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,760,457	15,864,149
Class C	826,166	1,405,406
Class I	14,279,792	24,417,922
Class Y	4,617,469	1,000
Net assets received in connection
with reorganization—Note 1	—	112,261,207

14

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	1,425,377	249,886
Class C	221,915	19,807
Class I	1,100,958	336,599
Class Y	67,724	—
Cost of shares redeemed:
Class A	(13,886,828)	(13,607,551)
Class C	(1,912,828)	(2,652,901)
Class I	(11,932,898)	(21,411,400)
Class Y	(181,515)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,385,789	116,884,124
Total Increase (Decrease) in Net Assets	32,613,101	133,431,089
Net Assets ($):
Beginning of Period	201,321,990	67,890,901
End of Period	233,935,091	201,321,990
Undistributed investment income—net	708,298	713,537

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	299,523	643,889
Shares issued in connection
with reorganization—Note 1	—	2,653,703
Shares issued for dividends reinvested	48,269	11,294
Shares redeemed	(476,970)	(550,149)
Net Increase (Decrease) in Shares Outstanding	(129,178)	2,758,737
Class Cb
Shares sold	30,708	60,890
Shares issued in connection
with reorganization—Note 1	—	587,537
Shares issued for dividends reinvested	8,132	954
Shares redeemed	(71,810)	(113,634)
Net Increase (Decrease) in Shares Outstanding	(32,970)	535,747
Class I
Shares sold	490,914	950,243
Shares issued in connection
with reorganization—Note 1	—	1,038,784
Shares issued for dividends reinvested	36,748	15,019
Shares redeemed	(405,960)	(848,913)
Net Increase (Decrease) in Shares Outstanding	121,702	1,155,133
Class Y
Shares sold	154,139	37.90
Shares issued for dividends reinvested	2,260	—
Shares redeemed	(6,089)	—
Net Increase (Decrease) in Shares Outstanding	150,310	37.90

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 10,690 Class C shares representing $265,762 were exchanged for
9,902 Class A shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	26.49		21.41	18.67	15.20	13.62	17.80
Investment Operations:
Investment income (loss)—net[a]	.10		.23	.11	(.05)	.04	.09
Net realized and unrealized
gain (loss) on investments	4.12		5.06	2.63	3.52	1.59	(4.20)
Total from Investment Operations	4.22		5.29	2.74	3.47	1.63	(4.11)
Distributions:
Dividends from
investment income—net	(.10)		(.21)	—	—	(.05)	(.07)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.38)		(.21)	—	—	(.05)	(.07)
Net asset value, end of period	30.33		26.49	21.41	18.67	15.20	13.62
Total Return (%)[b]	15.93	[c]	24.94	14.68	22.83	11.97	(23.02)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25	[d]	1.35	1.41	1.43	1.36	1.52
Ratio of net expenses
to average net assets	1.24	[d]	1.26	1.41	1.43	1.36	1.51
Ratio of net investment income
(loss) to average net assets	.73	[d]	.92	.55	(.29)	.27	.74
Portfolio Turnover Rate	32.88	[c]	57.54	93.44	77.12	84.88	102.59
Net Assets, end of period
($ x 1,000)	117,704		106,245	26,786	23,916	34,811	46,780

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	24.48		19.80	17.40	14.25	12.82	16.78
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]		.06	(.04)	(.17)	(.07)	.00 [b]
Net realized and unrealized
gain (loss) on investments	3.79		4.68	2.44	3.32	1.50	(3.96)
Total from Investment Operations	3.79		4.74	2.40	3.15	1.43	(3.96)
Distributions:
Dividends from
investment income—net	—		(.06)	—	—	—	—
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.28)		(.06)	—	—	—	—
Net asset value, end of period	27.99		24.48	19.80	17.40	14.25	12.82
Total Return (%)[c]	15.48	[d]	24.06	13.79	22.11	11.15	(23.60)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.00	[e]	2.10	2.14	2.09	2.11	2.23
Ratio of net expenses
to average net assets	1.99	[e]	2.01	2.14	2.09	2.11	2.22
Ratio of net investment income
(loss) to average net assets	(.02)[e]		.26	(.20)	(.95)	(.49)	.01
Portfolio Turnover Rate	32.88	[d]	57.54	93.44	77.12	84.88	102.59
Net Assets, end of period
($ x 1,000)	28,873		26,061	10,468	10,246	9,764	11,499

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

18

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	26.90		21.73	18.91	15.39	13.79	18.05
Investment Operations:
Investment income (loss)—net[a]	.14		.33	.16	(.02)	.09	.12
Net realized and unrealized
gain (loss) on investments	4.18		5.09	2.66	3.56	1.61	(4.26)
Total from Investment Operations	4.32		5.42	2.82	3.54	1.70	(4.14)
Distributions:
Dividends from
investment income—net	(.15)		(.25)	—	(.02)	(.10)	(.12)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.43)		(.25)	—	(.02)	(.10)	(.12)
Net asset value, end of period	30.79		26.90	21.73	18.91	15.39	13.79
Total Return (%)	16.11	[b]	25.17	14.91	22.97	12.37	(22.78)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18	[c]	1.26	1.22	1.30	1.05	1.18
Ratio of net expenses
to average net assets	1.00	[c]	1.03	1.22	1.30	1.05	1.17
Ratio of net investment income
(loss) to average net assets	.96	[c]	1.27	.78	(.12)	.57	1.01
Portfolio Turnover Rate	32.88	[b]	57.54	93.44	77.12	84.88	102.59
Net Assets, end of period
($ x 1,000)	82,729		69,014	30,636	24,045	46,340	46,124

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
Class Y Shares	(Unaudited)	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	26.91	26.38
Investment Operations:
Investment income—net[b]	.14	.02
Net realized and unrealized
gain (loss) on investments	4.19	.51
Total from Investment Operations	4.33	.53
Distributions:
Dividends from investment income—net	(.17)	—
Dividends from net realized
gain on investments	(.28)	—
Total Distributions	(.45)	—
Net asset value, end of period	30.79	26.91
Total Return (%)[c]	16.15	2.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.94	.97
Ratio of net expenses to average net assets[d]	.92	.89
Ratio of net investment income
to average net assets[d]	1.01	.35
Portfolio Turnover Rate	32.88 [c]	57.54
Net Assets, end of period ($ x 1,000)	4,630	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Structured Midcap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

As of the close of business on June 7, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Manager Fund I—Dreyfus MidCap Core Fund (“MidCap Core”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class C and Class I shares of MidCap Core received Class A, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in MidCap Core at the time of the exchange. The exchange ratio for each class was as follows: Class A—.92 to 1, Class C—.91 to 1 and Class I—.94 to 1. The net asset value of the fund’s shares on the close of business June 7, 2013, after the reorganization was $26.40 for Class A, $24.44 for Class C and $26.79 for Class I shares, and a total of 2,653,703 Class A shares, 587,537 Class C shares and 1,038,784 Class I shares were issued to shareholders of MidCap Core in the exchange.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

22

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

24

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	233,017,590	—	—	233,017,590
Mutual Funds	18,043,427	—	—	18,043,427

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014,The Bank of New York Mellon earned $10,396 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2013	($)	Purchases ($)	Sales ($)	2/28/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,184,015		21,017,706	23,508,527	693,194.3
Dreyfus
Institutional
Cash
Advantage
Fund	13,044,247		44,181,432	39,875,446	17,350,233		7.4
Total	16,228,262		65,199,138	63,383,973	18,043,427		7.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund

26

not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $30,301,442 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, the carryover of $8,066,540 expires in fiscal year 2018.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a result of the fund’s merger with Dreyfus MidCap Core Fund, capital losses of $22,234,902 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $372,957 of these acquired capital losses expires in fiscal year 2014, $17,566,726 expires in fiscal year 2015, $3,806,018 expires in fiscal year 2016 and $489,201 expires in fiscal year 2017.

The tax character of current year distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: ordinary income $640,385.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2013 through January 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes,

28

interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the average daily net assets of their class.The reduction in expenses, pursuant to the undertaking, amounted to $78,755 during the period ended February 28, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.25%
$100 million up to $1 billion	.20%
$1 billion up to $1.5 billion	.16%
In excess of $1.5 billion	.10%

During the period ended February 28, 2014, the Distributor retained $3,255 from commissions earned on sales of the fund’s Class A shares and $339 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $103,745 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $142,488 and $34,582, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $31,992 for transfer agency services and $1,493 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $134.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $10,635 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $78 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

30

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $132,131, Distribution Plan fees $16,189, Shareholder Services Plan fees $27,805, custodian fees $8,146, Chief Compliance Officer fees $1,523 and transfer agency fees $13,108, which are offset against an expense reimbursement currently in effect in the amount of $18,703.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $75,208,953 and $72,295,457, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $43,121,753, consisting of $47,414,740 gross unrealized appreciation and $4,292,987 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

NOTES

Dreyfus
Technology Growth Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Technology Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Technology Growth Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the reporting period’s constructive environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus Technology Growth Fund’s Class A shares produced a total return of 27.87%, Class C shares returned 27.34%, and Class I shares returned 27.98%.1 In comparison, the fund’s benchmarks, the Morgan Stanley High Technology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), produced total returns of 21.90% and 15.05%, respectively, over the same period.2,3

Stocks rallied strongly over the reporting period as the U.S. economic recovery gained momentum. Technology stocks typically fared better than broader market averages, due in part to a recovery in business spending on productivity-enhancing technologies. The fund participated more than fully in the sector’s gains, scoring notably strong results among social networking companies.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in growth companies of any size that we regard as leading producers or beneficiaries of technological innovation. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies.The fund seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles, and/or favorable valuations.

Recovering Economy Fueled Market’s Gains

Stocks climbed sharply over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and historically low short-term interest rates. In fact, the reporting period began in the immediate wake of bouts of market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to gradually back away from its massive, open-ended quantitative easing program. Investors were relieved when the Fed refrained from starting the tapering process in September and October, sparking market rallies. Stocks continued to advance over the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

final months of 2013 amid new releases of encouraging economic data, enabling the S&P 500 Index to end the year near record highs.The market gave back some of its gains in January 2014 when concerns surfaced regarding economic slowdowns in the world’s emerging markets, but stocks rebounded in February when those worries proved to be overblown. By the reporting period’s end, the S&P 500 Index had nearly matched its December highs.

The information technology sector ranked among the stronger market segments over the reporting period, as technology innovators saw the release of pent-up demand from businesses that had delayed technology upgrades during the economic downturn. Enterprise spending increased when companies responded positively to new technological innovations that promised to boost worker productivity, including cloud computing, software-as-a-service, and advances in mobile computing. In contrast,“legacy” providers of personal computers, servers, and networking hardware generally lagged sector averages.

Fund Results Bolstered by Secular and Cyclical Trends

Innovative companies at the vanguard of secular technology trends produced especially strong results for the reporting period. Social networking company Facebook generated some of the fund’s more notable gains as the company proved able to monetize its mobile applications through robust advertising sales. Other top performers included outsourcer Cognizant Technology Solutions, which was well positioned to deliver cloud computing services and analytics to a growing customer base. Likewise, ServiceNow gained market share as more businesses switched from PC and server-based applications to the cloud-based software-as-a-service model. Some fund holdings also responded well to the accelerating economic recovery. For example, microchip maker Micron Technology advanced amid lower inventories and greater pricing power in a consolidating semiconductor industry.

The fund also benefited from underweighted exposure to legacy technology providers—such as networking equipment maker Cisco Systems and contract manufacturer Flextronics International—that increasingly have been left behind by their innovative counterparts.

Although disappointments proved relatively mild over the reporting period, the fund did not own Nokia, which gained value after selling its struggling handset business to

4

Microsoft.The fund also did not participate in gains posted by Hewlett-Packard, which rebounded from earlier weakness when a new management team stabilized its business. Although the fund’s social media holdings generally fared well, business networking site LinkedIn lost value when capital investments weighed on quarterly earnings.

Finding Opportunities Among Technology Innovators

As financial conditions improve and clarity increases, a resurgence of capital spending may continue to produce attractive opportunities to invest in providers of technology-related products and services to businesses. As of the reporting period’s end, we have identified a number of opportunities meeting our investment criteria among social networking companies, producers of cloud computing applications and infrastructure, and companies engaged in technology-assisted transaction processing and payment-related services. In addition, we have intensified the fund’s focus on technology companies that we regard as poised to benefit from strengthening U.S. and global economic conditions. For example, we are keeping a close eye on changes to industry supply chains for early insights into cyclical growth opportunities.

March 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The technology sector has been among the most volatile sectors of the stock market.Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable and some companies may be experiencing significant losses.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley High Technology 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.The index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.
3 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance.The index does not take into account fees and expenses to which the fund is subject.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Technology Growth Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.18	$11.95	$6.10
Ending value (after expenses)	$1,278.70	$1,273.40	$1,279.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.36	$10.59	$5.41
Ending value (after expenses)	$1,018.50	$1,014.28	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.12% for Class C and 1.08% for
Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2014 (Unaudited)

Common Stocks—97.0%	Shares		Value ($)
Communications Equipment—11.5%
Ciena	496,570	[a]	12,200,725
JDS Uniphase	517,370	[a]	7,129,359
Juniper Networks	583,280	[a]	15,596,907
			34,926,991
Computers & Peripherals—6.0%
EMC	350,570		9,244,531
Western Digital	101,760		8,852,102
			18,096,633
Electronic Equipment & Instruments—2.5%
Amphenol, Cl. A	85,720		7,545,074
Internet & Catalog Retail—10.0%
Amazon.com	19,250	[a]	6,970,425
Netflix	20,270	[a]	9,032,920
priceline.com	10,550	[a]	14,230,262
			30,233,607
Internet Software & Services—21.3%
Akamai Technologies	190,790	[a]	11,662,993
Baidu, ADR	33,700	[a]	5,760,341
Facebook, Cl. A	264,030	[a]	18,075,494
Google, Cl. A	11,168	[a]	13,576,379
LinkedIn, Cl. A	43,260	[a]	8,826,770
Twitter	123,943	[b]	6,805,710
			64,707,687
IT Services—12.0%
Accenture, Cl. A	132,650		11,056,378
Cognizant Technology Solutions, Cl. A	95,707	[a]	9,959,270
Visa, Cl. A	67,810		15,320,991
			36,336,639

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—14.1%
Applied Materials	590,350		11,193,036
Micron Technology	235,480	[a]	5,696,261
Texas Instruments	232,850		10,468,936
Xilinx	296,600		15,482,520
			42,840,753
Software—19.6%
Adobe Systems	157,670	[a]	10,817,739
Concur Technologies	47,220	[a]	5,829,309
Microsoft	259,190		9,929,569
salesforce.com	208,900	[a]	13,029,093
ServiceNow	103,340	[a]	7,033,321
VMware, Cl. A	60,850	[a]	5,844,643
Workday, Cl. A	64,060	[a]	7,041,475
			59,525,149
Total Common Stocks
(cost $201,252,746)			294,212,533

Limited Partnership Interests—.2%
Semiconductors &
Semiconductor Equipment
Bluestream Ventures, LP [a,d]
(cost $2,061,175)			643,958

Other Investment—2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,189,445)	7,189,445	[c]	7,189,445

8

Investment of Cash Collateral
for Securities Loaned—2.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,915,108)	6,915,108 [c]	6,915,108
Total Investments (cost $217,418,474)	101.9%	308,961,044
Liabilities, Less Cash and Receivables	(1.9%)	(5,873,644)
Net Assets	100.0%	303,087,400

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At February 28, 2014, the value of the fund’s securities on loan was
$6,737,622 and the value of the collateral held by the fund was $6,988,739, consisting of cash collateral of
$6,915,108 and U.S. Government and agency securities valued at $73,631.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $643,958 representing .2% of net assets (see below).

Issuer	Acquisition Date	Cost ($)	Net Assets (%)	Valuation ($)†
Bluestream Ventures, LP	4/28/2005-6/11/2008	2,061,175.2		643,958

† The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

Portfolio Summary (Unaudited)††

	Value (%)		Value (%)
Internet Software & Services	21.3	Internet & Catalog Retail	10.0
Software	19.6	Computers & Peripherals	6.0
Semiconductors &		Money Market Investments	4.7
Semiconductor Equipment	14.3	Electronic Equipment & Instruments	2.5
IT Services	12.0
Communications Equipment	11.5		101.9

†† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,737,622)—Note 1(b):
Unaffiliated issuers		203,313,921	294,856,491
Affiliated issuers		14,104,553	14,104,553
Cash			276,907
Receivable for investment securities sold			5,971,042
Receivable for shares of Common Stock subscribed			225,365
Dividends and securities lending income receivable			155,842
Prepaid expenses			22,860
			315,613,060
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			297,201
Liability for securities on loan—Note 1(b)			6,915,108
Payable for investment securities purchased			4,985,407
Payable for shares of Common Stock redeemed			160,324
Accrued expenses			167,620
			12,525,660
Net Assets ($)			303,087,400
Composition of Net Assets ($):
Paid-in capital			185,711,920
Accumulated Investment (loss)—net			(1,896,199)
Accumulated net realized gain (loss) on investments			27,729,109
Accumulated net unrealized appreciation
(depreciation) on investments			91,542,570
Net Assets ($)			303,087,400

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	255,395,380	31,626,098	16,065,922
Shares Outstanding	5,337,700	755,926	316,997
Net Asset Value Per Share ($)	47.85	41.84	50.68

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	972,854
Affiliated issuers	1,845
Income from securities lending—Note 1(b)	46,986
Total Income	1,021,685
Expenses:
Management fee—Note 3(a)	1,031,911
Shareholder servicing costs—Note 3(c)	599,069
Distribution fees—Note 3(b)	105,679
Prospectus and shareholders’ reports	31,619
Professional fees	30,371
Registration fees	20,831
Custodian fees—Note 3(c)	9,754
Directors’ fees and expenses—Note 3(d)	9,651
Loan commitment fees—Note 2	1,782
Interest expense—Note 2	192
Miscellaneous	13,783
Total Expenses	1,854,642
Less—reduction in fees due to earnings credits—Note 3(c)	(508)
Net Expenses	1,854,134
Investment (Loss)—Net	(832,449)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	27,791,246
Net unrealized appreciation (depreciation) on investments	40,412,529
Net Realized and Unrealized Gain (Loss) on Investments	68,203,775
Net Increase in Net Assets Resulting from Operations	67,371,326

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment (loss)—net	(832,449)	(1,573,759)
Net realized gain (loss) on investments	27,791,246	30,662,333
Net unrealized appreciation
(depreciation) on investments	40,412,529	(3,379,076)
Net Increase (Decrease) in Net Assets
Resulting from Operations	67,371,326	25,709,498
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	(4,509,258)	—
Class C	(620,269)	—
Class I	(286,758)	—
Total Dividends	(5,416,285)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,882,498	19,822,487
Class C	1,535,260	2,406,109
Class I	3,991,020	7,517,588
Dividends reinvested:
Class A	4,129,324	—
Class C	434,422	—
Class I	227,245	—
Cost of shares redeemed:
Class A	(26,498,588)	(63,928,305)
Class C	(1,762,677)	(7,001,384)
Class I	(3,904,245)	(9,791,035)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(8,965,741)	(50,974,540)
Total Increase (Decrease) in Net Assets	52,989,300	(25,265,042)
Net Assets ($):
Beginning of Period	250,098,100	275,363,142
End of Period	303,087,400	250,098,100
Accumulated investment (loss)—net	(1,896,199)	(1,063,750)

12

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	299,807	558,585
Shares issued for dividends reinvested	97,597	—
Shares redeemed	(625,203)	(1,809,000)
Net Increase (Decrease) in Shares Outstanding	(227,799)	(1,250,415)
Class Ca
Shares sold	38,654	76,596
Shares issued for dividends reinvested	11,719	—
Shares redeemed	(46,082)	(223,036)
Net Increase (Decrease) in Shares Outstanding	4,291	(146,440)
Class I
Shares sold	86,109	199,835
Shares issued for dividends reinvested	5,072	—
Shares redeemed	(83,245)	(262,753)
Net Increase (Decrease) in Shares Outstanding	7,936	(62,918)

a During the period ended August 31, 2013, 52,151 Class C shares representing $1,689,179 were exchanged for
46,027 Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	38.16		34.40	29.58	25.75	21.63	24.63
Investment Operations:
Investment (loss)—net[a]	(.11)		(.19)	(.22)	(.25)	(.27)	(.13)
Net realized and unrealized
gain (loss) on investments	10.64		3.95	5.04	4.08	4.39	(2.87)
Total from
Investment Operations	10.53		3.76	4.82	3.83	4.12	(3.00)
Distributions:
Dividends from net realized
gain on investments	(.84)		—	—	—	—	—
Net asset value, end of period	47.85		38.16	34.40	29.58	25.75	21.63
Total Return (%)[b]	27.87	[c]	10.93	16.30	14.87	19.05	(12.22)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27	[d]	1.39	1.45	1.36	1.51	1.70
Ratio of net expenses
to average net assets	1.27	[d]	1.39	1.45	1.36	1.51	1.67
Ratio of net investment (loss)
to average net assets	(.53)[d]		(.54)	(.67)	(.79)	(1.09)	(.72)
Portfolio Turnover Rate	34.39	[c]	54.34	69.20	90.28	110.92	122.48
Net Assets, end of period
($ x 1,000)	255,395		212,378	234,452	226,016	242,999	214,170

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	33.60		30.54	26.48	23.25	19.71	22.69
Investment Operations:
Investment (loss)—net[a]	(.26)		(.43)	(.43)	(.47)	(.45)	(.29)
Net realized and unrealized
gain (loss) on investments	9.34		3.49	4.49	3.70	3.99	(2.69)
Total from
Investment Operations	9.08		3.06	4.06	3.23	3.54	(2.98)
Distributions:
Dividends from net realized
gain on investments	(.84)		—	—	—	—	—
Net asset value, end of period	41.84		33.60	30.54	26.48	23.25	19.71
Total Return (%)[b]	27.34	[c]	10.02	15.33	13.89	17.96	(13.13)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.12	[d]	2.23	2.27	2.21	2.44	2.76
Ratio of net expenses
to average net assets	2.12	[d]	2.23	2.27	2.21	2.43	2.73
Ratio of net investment (loss)
to average net assets	(1.37)[d]		(1.37)	(1.49)	(1.63)	(2.03)	(1.78)
Portfolio Turnover Rate	34.39	[c]	54.34	69.20	90.28	110.92	122.48
Net Assets, end of period
($ x 1,000)	31,626		25,253	27,428	27,954	23,274	21,655

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	40.34		36.25	31.06	26.94	22.55	25.54
Investment Operations:
Investment (loss)—net[a]	(.08)		(.08)	(.11)	(.14)	(.20)	(.07)
Net realized and unrealized
gain (loss) on investments	11.26		4.17	5.30	4.26	4.59	(2.92)
Total from
Investment Operations	11.18		4.09	5.19	4.12	4.39	(2.99)
Distributions:
Dividends from net realized
gain on investments	(.84)		—	—	—	—	—
Net asset value, end of period	50.68		40.34	36.25	31.06	26.94	22.55
Total Return (%)	27.98	[b]	11.28	16.71	15.30	19.47	(11.71)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	[c]	1.07	1.08	1.01	1.19	1.28
Ratio of net expenses
to average net assets	1.08	[c]	1.07	1.08	1.01	1.19	1.24
Ratio of net investment (loss)
to average net assets	(.33)[c]		(.22)	(.32)	(.42)	(.76)	(.39)
Portfolio Turnover Rate	34.39	[b]	54.34	69.20	90.28	110.92	122.48
Net Assets, end of period
($ x 1,000)	16,066		12,467	13,483	14,932	3,782	2,350

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Technology Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering twelve series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are categorized within Level 3 of the fair value hierarchy.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

20

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	288,452,192	—	—	288,452,192
Equity Securities—
Foreign
Common Stocks†	5,760,341	—	—	5,760,341
Limited Partnership
Interests†	—	—	643,958	643,958
Mutual Funds	14,104,553	—	—	14,104,553

† See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Partnership
Interests ($)
Balance as of 8/31/2013	548,348
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	95,610
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/28/2014	643,958
The amount of total gains (losses) for the
period included in earnings attributable to
the change in unrealized gains (losses)
relating to investments still held at 2/28/2014	95,610

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2014,The Bank of New York Mellon earned $14,288 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2013	($)	Purchases ($)	Sales ($)	2/28/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,085,877		64,870,115	60,766,547	7,189,445		2.4

22

Affiliated
Investment	Value				Value		Net
Company	8/31/2013	($)	Purchases ($)	Sales ($)	2/28/2014	($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	—		26,161,340	19,246,232	6,915,108		2.3
Total	3,085,877		91,031,455	80,012,779	14,104,553		4.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2014 was approximately $34,800 with a related weighted average annualized interest rate of 1.12%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2014, the Distributor retained $2,976 from commissions earned on sales of the fund’s Class A shares and $171 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $105,679 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The ser-

24

vices provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $290,103 and $35,226, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $68,866 for transfer agency services and $5,651 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $507.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $9,754 pursuant to the custody agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $296 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $169,071, Distribution Plan fees $17,450, Shareholder Services Plan fees $53,391, custodian fees $7,652, Chief Compliance Officer fees $1,523 and transfer agency fees $48,114.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014 amounted to $92,967,929 and $111,524,663, respectively.

At February 28, 2014, accumulated net unrealized appreciation on investments was $91,542,570, consisting of $93,590,059 gross unrealized appreciation and $2,047,489 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)